                                                              File Nos. 33-32569
                                                                        811-4296

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
                  REGISTRATION STATEMENT UNDER THE SECURITIES
                              ACT OF 1933                           [ X ]

                     Pre-Effective Amendment No.                    [   ]
                     Post-Effective Amendment No. 13                [ X ]

                                     and/or

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                          COMPANY ACT OF 1940                       [ X ]

                               Amendment No.  28
                        (Check appropriate box or boxes)

                          VARIABLE ANNUITY ACCOUNT ONE
                           (Exact Name of Registrant)

                     Anchor National Life Insurance Company
                              (Name of Depositor)

                              1 SunAmerica Center
                       Los Angeles, California 90067-6022
             (Address of Depositor's Principal Offices) (Zip Code)

               Depositor's Telephone Number, including Area Code
                                 (310) 772-6000

                             Susan L. Harris, Esq.
                     Anchor National Life Insurance Company
                              1 SunAmerica Center
                       Los Angeles, California 90067-6022
                    (Name and Address of Agent for Service)


Title and Amount
of Securities                                                Amount of
Being Registered                                             Registration Fee
----------------                                             ----------------
Flexible Payment    Pursuant to Rule 24f-2, the              $
Deferred Annuity    Registrant has filed an election
Contracts           to register an indefinite
                    number of securities
                    under the Securities Act of 1933

It is proposed that this filing will become effective:


      -- immediately upon filing pursuant to paragraph (b) of Rule 485 X on January 31, 1996 pursuant to paragraph (b) of Rule 485
      -- 60 days after filing pursuant to paragraph (a) of Rule 485
      -- on [date] pursuant to paragraph (a) of Rule 485


The registrant has elected pursuant to Rule 24f-2 under the Investment Company Act of 1940 to register an indefinite amount of securities. The Registrant intends to file its Rule 24f-2 Notice for the fiscal year ended December 31, 1995 on or about February 28, 1996.

                          VARIABLE ANNUITY ACCOUNT ONE

                             Cross Reference Sheet

                              PART A - PROSPECTUS

Item Number in Form N-4                   Caption
-----------------------                   -------
1. Cover Page.............................Cover Page

2. Definitions............................Definitions

3. Synopsis...............................Summary

4. Condensed Financial Information........Condensed Financial
                                          Information-Accumulation
                                          Unit Values

5. General Description of Registrant,
   Depositor and Portfolio Companies......Description of Anchor
                                          National Life Insurance
                                          Company and the Separate
                                          Account; Anchor Series
                                          Trust

6. Deductions.............................Contract Charges

7. General Description of
   Variable Annuity Contracts.............Description of the
                                          Contracts

8. Annuity Period.........................Annuity Period

9. Death Benefit..........................Description of the
                                          Contracts; Annuity Period

10. Purchases and Contract Value..........Purchases and Contract
                                          Value

11. Redemptions...........................Purchases and Contract
                                          Value

12. Taxes.................................Taxes

13. Legal Proceedings.....................Legal Proceedings

14. Table of Contents of Statement
    of Additional Information.............Table of Contents of the
                                          Statement of Additional
                                          Information

                  PART B - STATEMENT OF ADDITIONAL INFORMATION


         Certain information required in part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

Item Number in Form N-4                    Caption
-----------------------                    -------
15. Cover Page.............................Cover Page

16. Table of Contents......................Table of Contents

17. General Information and History........Company

18. Services...............................Not Applicable

19. Purchase of Securities Being Offered...Purchases and Contract
                                           Value (P)

20. Underwriters...........................Distributors

21. Calculation of Performance Data........Performance Data

22. Annuity Payments.......................Annuity Payments

23. Financial Statements...................Financial Statements

                                     PART C

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

--------------------------------------------------------------------------------

                       FLEXIBLE PAYMENT VARIABLE ANNUITY
                                   CONTRACTS
--------------------------------------------------------------------------------

                                   ISSUED BY

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                               IN CONNECTION WITH
                          VARIABLE ANNUITY ACCOUNT ONE
CORRESPONDENCE ACCOMPANIED                  ALL OTHER CORRESPONDENCE,
BY PAYMENTS                                 ADMINISTRATIVE SERVICE CENTER:
  P.O. BOX 100330                             P.O. BOX 54299
  PASADENA, CALIFORNIA 91189-0001            LOS ANGELES, CALIFORNIA 90054-0299
                                             TELEPHONE NUMBER: (800) 445-7862


     The Contracts offered by this Prospectus provide for accumulation of Contract Values and payment of annuity benefits on a variable basis. The Contracts are available for both Qualified and Nonqualified Plans. (See "Taxes").



     Purchase Payments under the Contracts may be allocated among the Divisions of the Separate Account, and/or to the Fixed Account option funded through the Company's General Account. Each of the twelve Divisions of the Separate Account described in this Prospectus are invested solely in the shares of one of the following currently available portfolios of Anchor Series Trust:


    - Foreign Securities Portfolio          - Multi-Asset Portfolio
    - Capital Appreciation Portfolio        - High Yield Portfolio
    - Growth Portfolio                      - Target '98 Portfolio
    - Natural Resources Portfolio           - Fixed Income Portfolio
    - Convertible Securities Portfolio      - Government and Quality Bond Portfolio
    - Strategic Multi-Asset Portfolio       - Money Market Portfolio

Additional Portfolios may be made available in the future.

     The Fixed Account option pays a fixed rate of interest declared by the Company for one year from the date amounts are allocated to it.


     This Prospectus concisely sets forth the information a prospective investor ought to know before investing. PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR YOUR FUTURE REFERENCE. Owners bear the complete investment risk for all Purchase Payments allocated to the Separate Account.


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE CONTRACTS OFFERED BY THIS PROSPECTUS INVOLVE RISK, INCLUDING LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

     THE CONTRACTS OFFERED BY THIS PROSPECTUS ARE NOT AVAILABLE IN ALL STATES.


     A Statement of Additional Information about the variable portion of the Contracts has been filed with the Commission, as part of the Registration Statement, and is available without charge upon written or oral request to the Company at its Administrative Service Center at the address and telephone number set forth above. The Table of Contents of the Statement of Additional Information, dated January 31, 1996, appears on page 32 of this Prospectus.



     This Prospectus is dated January 31, 1996.

                               TABLE OF CONTENTS


ITEM                                                                                             PAGE
----                                                                                             ----
DEFINITIONS....................................................................................    2
SUMMARY........................................................................................    4
FEE TABLES.....................................................................................    6
EXAMPLES.......................................................................................    7
EXPLANATION OF FEE TABLES AND EXAMPLES.........................................................    7
CONDENSED FINANCIAL INFORMATION -- ACCUMULATION UNIT VALUES....................................    8
PERFORMANCE DATA...............................................................................    9
DESCRIPTION OF ANCHOR NATIONAL LIFE INSURANCE COMPANY AND
  THE SEPARATE ACCOUNT.........................................................................    9
    Company....................................................................................    9
    Reinsurance of Previously Issued Contracts.................................................   10
    Separate Account...........................................................................   10
FINANCIAL STATEMENTS...........................................................................   11
ANCHOR SERIES TRUST............................................................................   11
    Equity Portfolios..........................................................................   12
    Managed Portfolios.........................................................................   12
    Fixed Income Portfolios....................................................................   13
    Voting Rights..............................................................................   14
    Substitution of Securities.................................................................   14
CONTRACT CHARGES...............................................................................   14
    Mortality and Expense Risk Charge..........................................................   14
    Administrative Charges.....................................................................   15
      Administrative Expense Charge............................................................   15
      Records Maintenance Charge...............................................................   15
    Sales Charges..............................................................................   15
      Withdrawal Charge........................................................................   15
      Annuity Charge...........................................................................   16
    Premium Taxes..............................................................................   16
    Deduction for Separate Account Income Taxes................................................   17
    Other Expenses.............................................................................   17
    Reduction of Charges for Sales to Certain Groups...........................................   17
DESCRIPTION OF THE CONTRACTS...................................................................   17
    Transfer During Accumulation Period........................................................   17
    Automatic Dollar Cost Averaging Program....................................................   18
    Modification of the Contract...............................................................   19
    Assignment.................................................................................   19
    Death of Owner of Non-Qualified Contract...................................................   19
    Death Benefit..............................................................................   20
    Beneficiary................................................................................   20
ANNUITY PERIOD.................................................................................   20
    Annuity Date...............................................................................   20
    Allocation of Annuity Payments.............................................................   21
    Annuity Options............................................................................   21
    Other Options..............................................................................   22
    Transfer During Annuity Period.............................................................   22
    Death Benefit During Annuity Period........................................................   23
PURCHASES AND CONTRACT VALUE...................................................................   23
    Minimum Purchase Payment...................................................................   23
    Maximum Purchase Payment...................................................................   23
    Allocation of Purchase Payments............................................................   23
    Accumulation Unit Value....................................................................   24
    Distribution of Contracts..................................................................   25
    Withdrawals (Redemptions)..................................................................   25
    Systematic Withdrawal Program..............................................................   26
    ERISA Plans................................................................................   26
    Texas Optional Retirement Program..........................................................   26
    Minimum Contract Value.....................................................................   26
ADMINISTRATION.................................................................................   26
TAXES..........................................................................................   27
    General....................................................................................   27
    Withholding Tax on Distributions...........................................................   27
    Diversification............................................................................   28
    Multiple Contracts.........................................................................   28
    Tax Treatment of Assignments...............................................................   29
    Tax Treatment of Withdrawals -- Non-Qualified Contracts....................................   29
    Qualified Plans............................................................................   29
    Tax Treatment of Withdrawals -- Qualified Contracts........................................   30
    Tax Sheltered Annuities -- Withdrawal Limitations..........................................   31
    Deferred Compensation Plans -- Section 457.................................................   31
LEGAL PROCEEDINGS..............................................................................   31
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION...................................   32


                                       (i)

--------------------------------------------------------------------------------

                                  DEFINITIONS
--------------------------------------------------------------------------------

     The following terms, as used in this Prospectus, have the indicated meanings:

ACCUMULATION PERIOD -- The period between the Issue Date of the Contract and the Annuity Date, the build-up phase of the Contract.

ACCUMULATION UNIT -- A unit of measurement which the Company uses to calculate Contract Value during the Accumulation Period.


ADMINISTRATIVE SERVICE CENTER -- Its current address and phone number are: P.O. Box 54299, Los Angeles, California 90054-0299, (800) 445-7862. Correspondence accompanying a payment should be directed to P.O. Box 100330, Pasadena, California 91189-0001. The Company will notify Contract Owners of any change in address or telephone number.


ANNUITANT(S) -- The person(s) designated on the application to receive or who actually receive(s) annuity payments. Annuity payments involving life contingencies depend on the continuation of an Annuitant's life.

ANNUITIZATION -- The process by which an Owner converts from the Accumulation Period to the Annuity Period. Upon Annuitization, the Contract is converted from the build-up phase to the phase during which the Annuitant(s) receive(s) periodic annuity payments.

ANNUITY DATE -- The date on which annuity payments are to begin.

ANNUITY PERIOD -- The period starting on the Annuity Date.

ANNUITY UNIT -- A unit of measurement which the Company uses to calculate the amount of Variable Annuity payments.

BENEFICIARY(IES) -- The person designated to receive any benefits under a Contract upon the death of the Annuitant or the Owner. If the Owner dies during the Accumulation Period, the Beneficiary will, unless the Owner has elected otherwise, become the Owner of the Contract.

CODE -- The Internal Revenue Code of 1986, as amended.


COMPANY -- Anchor National Life Insurance Company, an Arizona corporation.



CONTRACT(S) -- The flexible payment variable annuity contracts offered by this Prospectus.


CONTRACT OWNER(S) OR OWNER(S) -- The person(s) having the privileges of ownership defined in the Contract. If an Owner dies during the Accumulation Period, the Beneficiary will, unless the Owner has elected otherwise, become the Owner of the Contract. Joint Owners have equal ownership interests in the Contract unless the Company is advised otherwise in writing. Only spouses may be Joint Owners.

CONTRACT VALUE -- The sum of the values of the Owner's interest in the General Account and the Separate Account Divisions.


CONTRACT YEAR -- A year starting from the Issue Date in one calendar year and ending on the Issue Date in the succeeding calendar year.



CONTRIBUTION YEAR -- With respect to a given Purchase Payment, a year starting from the date of the Purchase Payment in one calendar year and ending on the day before the anniversary of such date in the succeeding calendar years. The Contribution Year in which a Purchase Payment is made is "Contribution Year 0". Subsequent Contribution Years are successively numbered beginning with Contribution Year 1.


DIVISION OR SEPARATE ACCOUNT DIVISION -- A Division of the Separate Account invested wholly in shares of one of the Portfolios of the Trust.

DUE PROOF OF DEATH -- (1) A certified copy of a death certificate; or (2) a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or (3) a written statement by a medical doctor who attended the deceased at time of death; or (4) any other proof satisfactory to the Company.

FIXED ANNUITY -- A series of payments that are fixed in amount and made during the Annuity Period to a payee under a Contract.

GENERAL ACCOUNT -- The Company's general investment account which contains all the assets of the Company, with the exception of the Separate Account and other segregated asset accounts.


ISSUE DATE -- The date a Contract is issued.


NON-QUALIFIED PLAN -- A retirement plan which does not receive favorable tax treatment under Sections 401, 403(b), 408 or 457 of the Code.

PORTFOLIO -- One of the investment options available under the Contract in the Trust.

PURCHASE PAYMENTS -- Amounts paid to the Company by a Contract Owner.

QUALIFIED PLAN -- A retirement plan which receives favorable tax treatment under Sections 401, 403(b), 408 or 457 of the Code.

SEPARATE ACCOUNT OR ACCOUNT -- A segregated investment account of the Company entitled "Variable Annuity Account One" (formerly "ICAP Variable Annuity Account One").

TRUST -- Anchor Series Trust (formerly "Integrated Resources Series Trust").

VALUATION DATE -- Monday through Friday except for New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

VALUATION PERIOD -- The period commencing at 4:00 p.m. New York time on each Valuation Date and ending at 4:00 p.m. New York time on the next succeeding Valuation Date.

VARIABLE ANNUITY -- A series of payments made during the Annuity Period which varies in amount in accordance with the investment experience of the Separate Account Division(s).

WITHDRAWAL CHARGE -- The contingent deferred sales charge assessed against certain withdrawals or annuitizations.

WITHDRAWAL VALUE -- Contract Value, less any premium tax payable if the Contract is being annuitized, minus any applicable Withdrawal Charge.

--------------------------------------------------------------------------------

                                    SUMMARY
--------------------------------------------------------------------------------


     This Prospectus describes the uses and objectives of the Contracts, their costs, and the rights and privileges of the Owner. It also contains information about the Company, the Separate Account and its Divisions, and the Portfolios in which the Divisions invest. We urge you to read it carefully and retain it and the Prospectus for the Trust for future reference. (The Prospectus for the Trust is attached to and follows this Prospectus).


WHAT IS THE CONTRACT?


     The Contract offered is a tax deferred annuity which provides fixed benefits, variable benefits or a combination of both. Individuals wishing to purchase a Contract must complete an application and provide an initial Purchase Payment which will be sent to the Company at its Administrative Service Center or in such other manner as deemed acceptable to the Company. The minimum and maximum of Purchase Payments vary depending upon the type of Contract purchased. (See "Minimum Purchase Payment").


WHAT IS THE DIFFERENCE BETWEEN A VARIABLE ANNUITY AND A FIXED ANNUITY?

     The Contract has appropriate provisions relating to variable and fixed accumulation values and variable and fixed annuity payments. A Variable Annuity and a Fixed Annuity have certain similarities. Both provide that Purchase Payments, less certain deductions, will be accumulated prior to the Annuity Date. After the Annuity Date, annuity payments will be made to a designated payee for the life of the Annuitant or a period certain or a combination thereof. The Company assumes mortality and expense risks under the Contracts, for which it receives certain compensation.

     The most significant difference between a Variable Annuity and a Fixed Annuity is that under a Variable Annuity, all investment risk before and after the Annuity Date is assumed by the Owner or other payee; the amounts of the annuity payments vary with the investment performance of the Divisions of the Separate Account selected by the Owner. Under a Fixed Annuity, in contrast, the investment risk after the Annuity Date is assumed by the Company and the amounts of the annuity payments do not vary.

HOW MAY PURCHASE PAYMENTS BE ALLOCATED?


     Purchase Payments for the Contracts may be allocated pursuant to instructions in the application to one or more Divisions of the Separate Account, and/or to the Company's General Account. The Separate Account invests in shares of the following Portfolios (see "Anchor Series Trust"):


     * FOREIGN SECURITIES                   * MULTI-ASSET
     * CAPITAL APPRECIATION                 * HIGH-YIELD
     * GROWTH                               * TARGET '98
     * NATURAL RESOURCES                    * FIXED INCOME
     * CONVERTIBLE SECURITIES               * GOVERNMENT AND QUALITY BOND
     * STRATEGIC MULTI-ASSET                * MONEY MARKET

Purchase Payments allocated to the General Account will earn interest at the current rate then being offered by the Company for a one year period beginning on the date amounts are allocated to it.


     Prior to the Annuity Date, transfers may be made among the Divisions and/or the General Account. Fifteen transfers are permitted before a transfer fee will be assessed. (See "Description of the Contracts -- Transfer During Accumulation Period").


MAY WITHDRAWALS BE MADE BEFORE ANNUITIZATION?

     Except as explained below, Contract Value may be withdrawn at any time during the Accumulation Period. In addition to potential losses due to investment risks, withdrawals may be reduced by a Withdrawal Charge, and a penalty tax and income tax may apply. Contracts in connection with

Qualified Plans may be subject to additional withdrawal restrictions imposed by the plan. Earnings under a Contract may be withdrawn at any time during such period free of a Withdrawal Charge. Alternatively, there is a free withdrawal amount which applies to the first withdrawal during a Contract Year after the first Contract Year. (See "Contract Charges -- Sales Charges -- Withdrawal Charge"). Certain Owners of Nonqualified Plan Contracts and Contracts issued in connection with Individual Retirement Annuities ("IRAs") may choose to withdraw amounts which in the aggregate add up to 10% of their Purchase Payments annually pursuant to a systematic withdrawal program without charge. (See "Purchases and Contract Value -- Systematic Withdrawal Program"). Withdrawals are taxable and a 10% federal tax penalty may apply to withdrawals before age 59 1/2.


     Owners should consult their own tax counsel or other tax adviser regarding any withdrawals or distributions.

CAN I EXAMINE THE CONTRACT?

     The Contract Owner may return the Contract to the Company within 10 days (or longer period if required by state law) after it is received by delivering or mailing it to the Company's Administrative Service Center. If the Contract is returned to the Company, it will be terminated and, unless otherwise required by state law, the Company will pay the Owner an amount equal to the Contract Value represented by the Contract on the date it is received by the Company.

WHAT ARE THE CHARGES AND DEDUCTIONS UNDER A CONTRACT?


     A mortality and expense risk charge is assessed daily against the assets of each Division at an annual rate of 1.25%. An administrative expense charge is assessed daily against the assets of each Division at an annual rate of 0.15%. The Contracts also provide for certain deductions and charges, including a Records Maintenance Charge of $30 annually, which is guaranteed not to increase. The Contract permits up to 15 free transfers each Contract Year, after which point a $25 transfer fee ($10 in Texas and Pennsylvania) is applicable to each subsequent transfer. Additionally, a Withdrawal Charge may be assessed against the Contract Value during the first five Contribution Years (5%-4%-3%-2%-1%) when a withdrawal is made. (See "Contract Charges").


DOES THE CONTRACT PAY ANY DEATH BENEFITS?


     A Death Benefit is provided in the event of the death of the Owner during the Accumulation Period. The Death Benefit is equal to the greater of: (1) the Contract Value upon receipt of Due Proof of Death; or (2) the total of Purchase Payments made prior to the death of the Owner, minus any partial withdrawals and/or partial annuitizations and contract charges, all accumulated annually at 5%; or (3) after the fifth Contract Year, the Contract Value at the last anniversary of the Issue Date of the Contract minus any partial withdrawals and/or partial annuitizations since that anniversary. (See "Description of the Contracts -- Death Benefit").


WHAT ARE THE AVAILABLE ANNUITY OPTIONS UNDER THE CONTRACT?


     There are three available annuity options under the Contract. They include an annuity for life, a joint and survivor annuity, and monthly payments for a specified number of years. If a Contract Owner does not elect otherwise, monthly annuity payments generally will be made under the first option to provide a life annuity with 120 monthly payments certain. (See "Annuity Period -- Annuity Options").


DOES THE OWNER HAVE ANY VOTING RIGHTS UNDER THE CONTRACT?


     Owners will have the right to vote on matters affecting the Portfolios to the extent that proxies are solicited by the Trust. If the Owner does not vote, the Company will vote such interests in the same proportion as it votes shares for which it has received instructions. (See "Anchor Series Trust -- Voting Rights").

--------------------------------------------------------------------------------

                                   FEE TABLES
--------------------------------------------------------------------------------

                           OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE (AS A PERCENTAGE OF PURCHASE PAYMENTS):

    CONTRIBUTION YEAR
      One..................................................................................     5%
      Two..................................................................................     4%
      Three................................................................................     3%
      Four.................................................................................     2%
      Five.................................................................................     1%
      Six and later........................................................................     0%
ANNUAL RECORDS MAINTENANCE CHARGE..........................................................    $30
TRANSFER FEE...............................................................................    $25*
      (applies solely to transfers in excess of fifteen in a Contract Year)

---------------
* $10 in Pennsylvania and Texas.

The Owner Transaction Expenses apply to the Contract Value allocated to the General Account, as well as the Separate Account.
--------------------------------------------------------------------------------

                        ANNUAL SEPARATE ACCOUNT EXPENSES
                   (AS A PERCENTAGE OF DAILY NET ASSET VALUE)

MORTALITY RISK CHARGE.....................................................................   0.90%
EXPENSE RISK CHARGE.......................................................................   0.35%
ADMINISTRATION EXPENSE CHARGE.............................................................   0.15%
                                                                                            ------
      TOTAL EXPENSE CHARGE................................................................   1.40%
                                                                                            ======

---------------

                             ANNUAL TRUST EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDED DECEMBER 31,
                                     1994):

                                                                                           TOTAL ANNUAL
                                                         MANAGEMENT FEE   OTHER EXPENSES     EXPENSES
                                                         --------------   --------------   ------------
Foreign Securities.....................................        .9%              .3%             1.2%
Capital Appreciation...................................        .7%              .1%              .8%
Growth.................................................        .7%              .1%              .8%
Natural Resources......................................        .8%              .2%             1.0%
Convertible Securities.................................        .7%              .2%              .9%
Strategic Multi-Asset..................................       1.0%              .3%             1.3%
Multi-Asset............................................       1.0%              .1%             1.1%
High Yield.............................................        .7%              .2%              .9%
Target '98.............................................        .6%              .2%              .8%
Fixed Income...........................................        .6%              .2%              .8%
Government & Quality Bond..............................        .6%              .1%              .7%
Money Market...........................................        .5%              .1%              .6%

--------------------------------------------------------------------------------

                                    EXAMPLES
--------------------------------------------------------------------------------

                       CONDITIONS
SEPARATE               A Contract Owner would pay the following
ACCOUNT                expenses on a $1,000 investment assuming 5%                      TIME PERIODS
DIVISION               annual return on assets:                              1 YEAR  3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
FOREIGN                (a) upon surrender at the end of the stated time (a)   $ 78    $ 112    $ 153     $306
SECURITIES                 period.
                       (b) if the Contract WAS NOT surrendered          (b)     28       85      144      306
---------------------------------------------------------------------------------------------------------------
CAPITAL                SAME                                             (a)     74      100      133      266
APPRECIATION                                                            (b)     24       73      124      266
---------------------------------------------------------------------------------------------------------------
GROWTH                 SAME                                             (a)     74      100      133      266
                                                                        (b)     24       73      124      266
---------------------------------------------------------------------------------------------------------------
NATURAL                SAME                                             (a)     76      106      143      286
RESOURCES                                                               (b)     26       79      134      286
---------------------------------------------------------------------------------------------------------------
CONVERTIBLE            SAME                                             (a)     75      103      138      276
SECURITIES                                                              (b)     25       76      129      276
---------------------------------------------------------------------------------------------------------------
STRATEGIC              SAME                                             (a)     79      115      158      315
MULTI-ASSET                                                             (b)     29       88      149      315
---------------------------------------------------------------------------------------------------------------
MULTI-ASSET            SAME                                             (a)     77      109      148      296
                                                                        (b)     27       82      139      296
---------------------------------------------------------------------------------------------------------------
HIGH YIELD             SAME                                             (a)     75      103      138      276
                                                                        (b)     25       76      129      276
---------------------------------------------------------------------------------------------------------------
TARGET '98             SAME                                             (a)     74      100      133      266
                                                                        (b)     24       73      124      266
---------------------------------------------------------------------------------------------------------------
FIXED                  SAME                                             (a)     74      100      133      266
INCOME                                                                  (b)     24       73      124      266
---------------------------------------------------------------------------------------------------------------
GOV'T &                SAME                                             (a)     73       97      128      256
QUALITY BOND                                                            (b)     23       70      119      256
---------------------------------------------------------------------------------------------------------------
MONEY MARKET           SAME                                             (a)     72       94      123      246
                                                                        (b)     22       67      114      246
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           EXPLANATION OF FEE TABLES
                                  AND EXAMPLES
--------------------------------------------------------------------------------


1. The purpose of the foregoing table and examples is to assist the Contract Owner in understanding the various costs and expenses that he or she will bear directly or indirectly. The table reflects expenses of the Separate Account as well as the Trust. For additional information see "Contract Charges" of this Prospectus and "Management of the Trust" of the Prospectus for the Trust. The examples do not illustrate the tax consequences of surrendering a Contract.



2. The examples assume that there were no transactions which would result in the imposition of the Transfer Fee. Premium taxes are not reflected.


3. For purposes of the amounts reported in the examples, the Records Maintenance Charge is reflected by dividing the total amount of Records Maintenance Charges anticipated to be collected during the year by the total net assets of the Separate Account's Divisions and the related Fixed Account assets.

4. NEITHER THE FEE TABLES NOR THE EXAMPLES ARE REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------

                        CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------


                                                                  FISCAL YEAR ENDED
  SEPARATE ACCOUNT   ------------------------------------------------------------------------------------------------------------
      DIVISION       12/31/85   12/31/86   12/31/87   12/31/88   12/31/89   12/31/90   12/31/91   12/31/92   12/31/93   12/31/94
-------------------- ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Foreign Securities
 Beginning AUV 3/23/87
   (inception)......       --         --    $  9.99    $  8.70    $ 10.47    $ 13.32    $ 11.45    $ 11.26    $  9.64    $ 12.39
 End AUV............       --         --    $  8.70    $ 10.47    $ 13.32    $ 11.45    $ 11.26    $  9.64    $ 12.39    $ 11.83
 End # AU's (000)...       --         --      1,344      1,449      2,978      2,875      2,623      2,878      5,512      5,328
Capital Appreciation
 Beginning AUV 3/23/87
   (inception)......       --         --    $  9.99    $  8.16    $  9.80    $ 12.08    $  9.97    $ 15.36    $ 19.09    $ 22.79
 End AUV............       --         --    $  8.16    $  9.80    $ 12.08    $  9.97    $ 15.36    $ 19.09    $ 22.79    $ 21.62
 End # AU's (000)...       --         --        909      1,714      2,515      2,553      2,834      4,148      5,413      5,136
Growth
 Beginning AUV......  $ 10.03    $ 12.99    $ 13.99    $ 13.88    $ 15.43    $ 19.79    $ 18.99    $ 26.36    $ 27.40    $ 29.12
 End AUV............  $ 12.99    $ 13.99    $ 13.88    $ 15.43    $ 19.79    $ 18.99    $ 26.36    $ 27.40    $ 29.12    $ 27.36
 End # AU's (000)...    2,328     15,087     14,899     12,043      7,998      7,465      8,053      9,030      8,345      5,853
Natural Resources
 Beginning AUV 1/1/88
   (inception)......       --         --         --    $ 10.00    $ 11.02    $ 12.86    $ 10.77    $ 11.13    $ 11.25    $ 15.11
 End AUV............       --         --         --    $ 11.02    $ 12.86    $ 10.77    $ 11.13    $ 11.25    $ 15.11    $ 15.05
 End # AU's (000)...       --         --         --        857      1,004      1,323        810        748      1,142      1,220
Convertible
 Securities
 Beginning AUV 3/23/87
   (inception)......       --         --    $ 10.00    $  8.65    $  9.76    $ 11.04    $ 10.50    $ 13.12    $ 15.55    $ 18.70
 End AUV............       --         --    $  8.65    $  9.76    $ 11.04    $ 10.50    $ 13.12    $ 15.55    $ 18.70    $ 16.67
 End # AU's (000)...       --         --      1,611      1,636      1,446      1,184      1,034      1,424      2,057      1,915
Strategic
 Multi-Asset
 Beginning AUV 3/23/87
   (inception)......       --         --    $ 10.00    $  9.06    $ 10.26    $ 12.13    $ 11.06    $ 13.55    $ 13.88    $ 15.78
 End AUV............       --         --    $  9.06    $ 10.26    $ 12.13    $ 11.06    $ 13.55    $ 13.88    $ 15.78    $ 15.16
 End # AU's (000)...       --         --      6,663      7,267      7,568      7,487      6,289      5,447      4,546      3,958
Multi-Asset
 Beginning AUV 3/23/87
   (inception)......       --         --    $ 10.02    $  9.34    $ 10.09    $ 11.91    $ 11.93    $ 14.98    $ 15.97    $ 16.90
 End AUV............       --         --    $  9.34    $ 10.09    $ 11.91    $ 11.93    $ 14.98    $ 15.97    $ 16.90    $ 16.39
 End # AU's (000)...       --         --     13,023     14,199     11,945     11,811     10,975     11,719     10,510      8,354
High Yield
 Beginning AUV 1/1/86
   (inception)......       --    $ 10.00    $ 11.51    $ 11.53    $ 13.00    $ 12.48    $ 11.01    $ 14.44    $ 16.24    $ 19.07
 End AUV............       --    $ 11.51    $ 11.53    $ 13.00    $ 12.48    $ 11.01    $ 14.44    $ 16.24    $ 19.07    $ 17.96
 End # AU's (000)...       --      4,695      4,490      4,212      2,361      1,791      2,247      2,813      4,000      2,489
Target '98
 Beginning AUV 5/2/88
   (inception)......       --         --         --    $ 10.00    $ 10.63    $ 12.29    $ 12.89    $ 15.11    $ 15.97    $ 17.52
 End AUV............       --         --         --    $ 10.63    $ 12.29    $ 12.89    $ 15.11    $ 15.97    $ 17.52    $ 16.57
 End # AU's (000)...       --         --         --        397        922        941        767      1,132      1,065      1,028
Fixed Income
 Beginning AUV......  $ 10.85    $ 12.84    $ 14.37    $ 14.29    $ 15.08    $ 16.78    $ 17.84    $ 20.31    $ 21.34    $ 22.71
 End AUV............  $ 12.84    $ 14.37    $ 14.29    $ 15.08    $ 16.78    $ 17.84    $ 20.31    $ 21.34    $ 22.71    $ 21.67
 End # AU's (000)...      796      4,793      3,871      3,003      2,240      1,851      1,813      1,785      1,657      1,183
Government & Quality
 Bond
 Beginning AUV......  $ 10.85    $ 12.80    $ 13.91    $ 13.93    $ 14.95    $ 17.04    $ 18.15    $ 21.00    $ 22.13    $ 23.63
 End AUV............  $ 12.80    $ 13.91    $ 13.93    $ 14.95    $ 17.04    $ 18.15    $ 21.00    $ 22.13    $ 23.63    $ 22.60
 End # AU's (000)...    7,286     17,128     18,902     12,769      8,752      8,183      8,917      8,626      7,256      6,270
Money Market
 Beginning AUV......  $ 10.23    $ 10.85    $ 11.42    $ 12.07    $ 12.78    $ 13.73    $ 14.61    $ 15.23    $ 15.53    $ 15.72
 End AUV............  $ 10.85    $ 11.42    $ 12.07    $ 12.78    $ 13.73    $ 14.61    $ 15.23    $ 15.53    $ 15.72    $ 16.10
 End # AU's (000)...      700      3,642      6,548     12,570     16,141     11,858      7,594      7,824      5,746      7,324


------------------------------

AUV -- Accumulation Unit Value.
 AU -- Accumulation Units.

--------------------------------------------------------------------------------

                                PERFORMANCE DATA
--------------------------------------------------------------------------------

     From time to time the Separate Account may advertise its Money Market Division's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Division refers to the net income generated for a Contract funded by an investment in the Division over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Division is assumed to be reinvested at the end of each seven-day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven-day period, nor do they reflect the impact of premium taxes or any Annuity Charges or Withdrawal Charges. The impact of other, recurring charges on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a Contract of average size.

     In addition, the Separate Account may advertise "total return" data for its other Divisions. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Division made at the beginning of the period, will produce the same Contract Value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the Contract at the end of the period). Recurring Contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for Contracts funded through the Money Market Division. The effect of applicable Withdrawal Charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.


     For a more complete description of Contract charges, see "Contract Charges"; for a more detailed description of the performance data computations, please refer to the Statement of Additional Information.


--------------------------------------------------------------------------------

                 DESCRIPTION OF ANCHOR NATIONAL LIFE INSURANCE
                        COMPANY AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

COMPANY


     The Company is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, the Company redomesticated under the laws of the state of Arizona. The principal business address of the Company is 1 SunAmerica Center, Los Angeles, California 90067-6022. The Company is an indirect wholly owned subsidiary of SunAmerica Inc., a Maryland corporation.



     The Company and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, SunAmerica Asset Management Corp., Imperial Premium Finance, Inc., Resources Trust Company and two broker-dealers, offer a full line of financial services, including fixed and variable annuities, mutual funds, premium finance, and trust administration services. As of September 30, 1995, the Company had $7.78 billion in assets while SunAmerica Inc., the Company's ultimate parent, together with its subsidiaries, held $28.39 billion of assets, consisting of $16.84 billion of assets owned, $2.13 billion of assets managed in mutual funds and private accounts and $9.42 billion under custody in retirement trust accounts.


     The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Insurance Rating Services ("Standard & Poor's"), and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion on the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Standard & Poor's and Duff & Phelps provide ratings which measure the claims-paying ability of insurance companies. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Claims-paying ability ratings do not refer to an insurer's ability to meet non-policy obligations (i.e., debt/commercial paper). These ratings do not apply to the Separate Account. However, the contractual obligations under the Contracts are the general corporate obligations of the Company.


     The Company is admitted to conduct life insurance and annuity business in the District of Columbia and in all states except New York. It intends to market the Contract in all jurisdictions in which it is admitted to conduct annuity business. The Contracts offered by this Prospectus are issued by the Company and will be funded in the Separate Account, as well as in the Company's General Account.


REINSURANCE OF PREVIOUSLY ISSUED CONTRACTS


     On November 13, 1989, SunAmerica Inc., the Company, Integrated Resources, Inc. ("IRI") and Integrated Resources Life Insurance Company ("IR Life") entered into an agreement which amended a stock purchase agreement dated November 1, 1989 (the "Stock Purchase Agreement") between SunAmerica Inc. and IRI. Under the Stock Purchase Agreement, as amended, the Company acquired, on an assumption reinsurance basis, the variable annuity contracts of IR Life, including contracts which except for the issuer are identical in all material respects ("reinsured contracts") to the Contracts offered by this Prospectus. Thus, the Company has all the liabilities and obligations under the reinsured contracts. All future payments made under the reinsured contracts will be made directly to or by the Company.



     Reinsured Contract Owners have the same contract rights and the same contract values as they did before the reinsurance transaction. However, they will look to the Company instead of to IR Life to fulfill the terms of their Contracts. Pursuant to the reinsurance agreement, the Separate Account originally held by IR Life with all of its assets was transferred to the Company. Thus, as of the effective date of the reinsurance closing, the assets of the Separate Account are only available to satisfy the Company's obligations under the variable annuity contracts issued by the Separate Account. The Separate Account is not chargeable with liabilities out of any other business that IR Life has conducted, and the assets of the Separate Account cannot be reached by IRI or IRI's creditors. (See "Separate Account").



     The Stock Purchase Agreement, as amended, also provided for the sale of Integrated Resources Asset Management Corp. ("IRAM") to SunAmerica Inc. Such transaction constituted a change in the control of IRAM. A change in the control of IRAM constitutes an assignment of the Investment Management Agreement and series of Investment Management Contracts between IRAM and the Trust, and the Sub-Advisory Agreement and series of Sub-Advisory Contracts with Wellington Management Company. (See "Anchor Series Trust"). These agreements and contracts terminate automatically in the event of their assignment. New agreements were approved by the Trust's Board of Trustees and by shareholders on February 13, 1990. In connection with the sale of IRAM to SunAmerica Inc., IRAM's name was changed to SunAmerica Asset Management Corp. ("SAAM").

SEPARATE ACCOUNT


     The Separate Account was originally established by IR Life pursuant to Iowa insurance law on January 21, 1985. In fulfillment of the reinsurance agreement, the Separate Account was assumed intact by the Company on January 18, 1990 and reestablished under California insurance laws. In connection with the redomestication of the Company, the establishment of the Separate Account was ratified by the Company under Arizona insurance laws. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the Securities and Exchange Commission.



     On September 24, 1990, Variable Annuity Account One(c) ("Separate Account(c)") was merged with and into the Separate Account. Separate Account(c) was a separate account originally established by The Capitol Life Insurance Company, a subsidiary of IRI, pursuant to Colorado insurance law on September 23, 1986, and used to fund variable annuity contracts ("Capitol Contracts") that are in all material respects identical to the Contracts. The Capitol Contracts were reinsured to IR Life and, on January 18, 1990, reinsured to the Company. As a result of the merger, the reinsured Capitol Contracts are now funded through the Separate Account. As is the case with the Contracts, the reinsured Capitol Contracts were (and continue to be) ultimately funded by the Portfolios of the Trust and by the General Account of the Company. The merger did not affect any of the rights and obligations of the reinsured Capitol Contract Owners and the Company under the reinsured Capitol Contracts or those of Contract Owners and the Company under the Contracts. Nor did the merger affect those Owners' Contract Values.


     The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to the reserves and other contract liabilities of the Separate Account, are not chargeable with liabilities arising out of any other business the Company may conduct. The Company's obligations arising under the Contracts are general corporate obligations of the Company.


     Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of the Company.


     The Separate Account is divided into Divisions, with the assets of each Division invested in the shares of one of the twelve Portfolios of the Trust. The Company does not guarantee the investment performance of the Separate Account or its Divisions. Values allocated to the Separate Account and the amount of variable annuity payments will vary with the value of shares of the Portfolios and the Contract charges. The Separate Account has also been segmented into subaccounts which fund group annuity contracts issued by the Company.

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     Financial statements of the Separate Account appear in the Statement of Additional Information. Financial information regarding the General Account is reported in the Company's financial statements. The Company's financial statements are also included in the Statement of Additional Information. A copy of the Statement of Additional Information may be obtained by contacting the Company, c/o its Administrative Service Center.

--------------------------------------------------------------------------------

                              ANCHOR SERIES TRUST
--------------------------------------------------------------------------------

     Each of the twelve Divisions of the Separate Account invests solely in the shares of one of the twelve Portfolios of the Trust. The Trust is an open-end diversified management investment company registered under the Investment Company Act of 1940. While a brief summary of the investment objectives is set forth below, more comprehensive information, including a discussion of potential risks, is found in the Prospectus for the Trust. Additional copies of this Prospectus, the Trust's Prospectus and the Statement of Additional Information can be obtained by calling the Administrative Service Center number on the cover page of this Prospectus. Both Prospectuses should be read carefully before investing to understand all aspects of the Contract, the Separate Account and the Portfolios. SAAM, an affiliate of the Company, is the investment manager for the Trust. Wellington Management Company ("WMC"), which is not affiliated with the Company, serves as sub-adviser for the Trust. (See the Trust Prospectus for information concerning the investment management fees.)


     The twelve Portfolios and their investment objectives are:

EQUITY PORTFOLIOS

     FOREIGN SECURITIES PORTFOLIO seeks long-term capital appreciation. This Portfolio will invest primarily in a diversified group of equity securities issued by foreign companies and primarily denominated in foreign currencies.

     CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation. This Portfolio will invest in a widely diversified group of growth equity securities, debt securities and preferred stocks that are convertible into, or carry warrants to purchase, common stocks or other equity interests and in addition may invest up to 25% of its total assets in foreign securities. This Portfolio may also engage in transactions involving stock index futures and options thereon as a hedge against changes in market conditions.

     GROWTH PORTFOLIO seeks capital appreciation. This Portfolio will invest in growth equity securities and may invest up to 25% of its total assets in foreign securities. This Portfolio may also engage in transactions involving stock index futures and options thereon as a hedge against changes in market conditions.

     NATURAL RESOURCES PORTFOLIO seeks total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index. This Portfolio will invest primarily in equity securities of companies which are expected to benefit from rising inflation, because they own or control assets which appreciate in inflationary periods, or because of increased activity during these periods of inflation, and in debt obligations and fixed income securities which are expected to provide favorable returns in periods of rising inflation. This Portfolio will invest in domestic securities and foreign securities and may engage in transactions including stock index futures contracts and options thereon, and transactions involving the future delivery of fixed income securities ("Financial Futures Contracts") and options thereon, as a hedge against changes in market conditions.

     CONVERTIBLE SECURITIES PORTFOLIO seeks high current income and long-term capital appreciation. This Portfolio will invest primarily in a variety of securities convertible into common stock which are issued by publicly held corporations. The Portfolio may also engage in transactions involving Financial Futures Contracts and options thereon as a hedge against changes in market conditions.

MANAGED PORTFOLIOS

     STRATEGIC MULTI-ASSET PORTFOLIO seeks high long-term total investment return. This Portfolio will invest in a diversified group of securities of the following types: growth equity and aggressive growth equity securities, including the securities of smaller companies which may be newer and less seasoned, investment grade and high-yield, high-risk bonds, international securities and money market instruments. The Portfolio may also engage in transactions involving stock index futures contracts and options thereon, and Financial Futures Contracts and options thereon as a hedge against changes in market conditions.

     MULTI-ASSET PORTFOLIO seeks long-term total investment return consistent with moderate investment risk. This Portfolio will invest in a diversified group of securities, including: growth equity securities, convertible securities, investment grade fixed income securities and money market securities. The Portfolio also may engage in transactions involving stock index futures contracts and options thereon, and Financial Futures Contracts and options thereon, as a hedge against changes in market conditions.

FIXED INCOME PORTFOLIOS

     HIGH YIELD PORTFOLIO seeks high current income. A secondary investment objective is capital appreciation. This Portfolio will seek its objectives by investing, except for temporary defensive purposes, at least 65% of its assets in high-yielding, high-risk, income producing corporate bonds, which generally carry ratings lower than those assigned to investment grade bonds by Moody's or Standard & Poor's, or which are unrated. This Portfolio may also engage in transactions involving Financial Futures Contracts and options thereon as a hedge against changes in market conditions. High-yield, high-risk bonds typically are subject to greater risks than are investments in lower-yielding, higher-rated bonds. See the Trust's Prospectus for more information.

     TARGET '98 PORTFOLIO seeks a predictable compounded investment return for a specified time period, consistent with preservation of capital. This Portfolio will invest primarily in zero coupon securities and current, interest-bearing, investment grade debt obligations which are issued by the U.S. Government, its agencies and instrumentalities, and both domestic and foreign corporations. These investments will generally mature no later than November 15, 1998. Upon maturity, the Portfolio will be converted to cash. The redemption proceeds will, except as otherwise directed by the Contract Owner, be used to purchase shares of the Money Market Portfolio.

     In January 1998, the Company will notify all Contract Owners then having Contract Value allocated to the Target '98 Division of the forthcoming maturity and liquidation of the Target '98 Portfolio, and will request instructions as to which other Division(s) each Contract Owner's interest in the Target '98 Division is to be reallocated upon such liquidation. Contract Values will be automatically reallocated to the Money Market Division except to the extent that instructions indicating a different reallocation are received by the Company on or before November 15, 1998.


     To facilitate an orderly liquidation, no transfers into the Target '98 Division will be permitted after January 1, 1998. Reallocations of Contract Value from the Target '98 Division effected in connection with the liquidation as described above will not be considered "transfers" for purposes of determining any applicable transfer fees. Other transfers out of the Target '98 Division will not be permitted after October 15, 1998. Of course, none of the foregoing constraints affect a Contract Owner's right to redeem his or her Contract Value at any time. (See "Purchases and Contract Value -- Withdrawals (Redemptions)").


     FIXED INCOME PORTFOLIO seeks high level of current income consistent with preservation of capital. This Portfolio will invest primarily in investment grade, fixed income securities and may engage in Financial Futures Contracts and options thereon as a hedge against changes in market conditions.


     GOVERNMENT AND QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal. This Portfolio will invest in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities ("government securities") and in corporate debt securities rated Aa or better by Moody's or AA or better by Standard & Poor's ("high quality corporate bonds"). It is currently anticipated that the Portfolio will have the majority of its assets invested in government securities since the Trust is permitted to treat each U.S. agency or instrumentality as a separate issuer for purposes of determining compliance with diversification standards imposed by Section 817(h) of the Code. (See "Taxes -- Diversification").


     MONEY MARKET PORTFOLIO seeks current income consistent with stability of principal through investment in a diversified portfolio of money market instruments maturing in 397 days or less. The Portfolio will maintain a dollar-weighted average portfolio maturity of not more than 90 days.

     There is no assurance that the investment objective of any of the Portfolios will be met. Contract Owners bear the complete investment risk for Purchase Payments allocated to a Division. Contract Values will fluctuate in accordance with the investment performance of the Division(s) to which

Purchase Payments are allocated, and in accordance with the imposition of the fees and charges assessed under the Contracts.


     Shares of the Trust are and will be issued and redeemed only in connection with investments in and payments under variable contracts sold by the Company and its affiliate, First SunAmerica Life Insurance Company, as well as two unaffiliated companies, Presidential Life Insurance Company and Phoenix Mutual Life Insurance Company. No disadvantage to Contract Owners is seen to arise from the fact that the Trust offers its shares in this fashion.


     Additional Portfolios may be established by the Trust from time to time and may be made available to Contract Owners. However, there is no assurance that this will occur.

VOTING RIGHTS

     In accordance with its view of present applicable law, the Company will vote the shares of the Trust held in the Separate Account at special meetings of the shareholders of the Trust in accordance with instructions received from persons having the voting interest in the Separate Account. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions. The Trust does not hold regular meetings of shareholders.

     The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Company not more than 60 days prior to the meeting of the Trust's shareholders. Voting instructions will be solicited by written communication at least 14 days prior to such meeting. The person having such voting rights will be the Contract Owner before the Annuity Date or the death of the Annuitant; thereafter the payee entitled to receive payments under the Contract. Voting rights attributable to a Contract will generally decrease as Contract Values decrease.

SUBSTITUTION OF SECURITIES

     If the shares of any of the Portfolios should no longer be available for investment by the Separate Account or if, in the judgment of the Company's Board of Directors, further investment in the shares of a Portfolio is no longer appropriate in view of the purpose of the Contract, the Company may substitute shares of another open-end management investment company (or series thereof) for Portfolio shares already purchased or to be purchased in the future by Purchase Payments under the Contract. No substitution of securities may take place without prior approval of the Securities and Exchange Commission and under such requirements as it may impose.

--------------------------------------------------------------------------------

                                CONTRACT CHARGES
--------------------------------------------------------------------------------

MORTALITY AND EXPENSE RISK CHARGE


     The Company deducts a risk charge from each Division of the Separate Account during each Valuation Period. The risk charge is equal, on an annual basis, to 1.25% of the daily net asset value of each Division (approximately
 .90% is for mortality risks and approximately .35% is for expense risks). The mortality risks assumed by the Company arise from its contractual obligations to make annuity payments after the Annuity Date for the life of the Annuitant(s), to waive the Withdrawal Charge in the event of the death of the Annuitant, and to provide the death benefit prior to the Annuity Date. The expense risk assumed by the Company is that the costs of administering the Contracts and the Separate Account will exceed the amount received from the Records Maintenance Charge and the Administrative Expense Charge. (See "Administrative Charges"). This charge is guaranteed by the Company and cannot be increased.

ADMINISTRATIVE CHARGES

     ADMINISTRATIVE EXPENSE CHARGE


     The Company deducts an Administrative Expense Charge from each Division of the Separate Account which is equal, on an annual basis, to .15% of the daily net asset value of each Division. This charge is designed to cover those administrative expenses which exceed the revenues from the Records Maintenance Charge. The Company does not intend to profit from this charge. The Company believes that the Administrative Expense Charge has been set at a level that will recover no more than the actual costs associated with administering the Contract. In the event that it exceeds the amount necessary to reimburse the Company for its administrative expenses the charge will be appropriately reduced. In no event will this charge be increased. The Administrative Expense Charge is assessed during both the Accumulation Period and the Annuity Period.


     RECORDS MAINTENANCE CHARGE

     An annual Records Maintenance Charge of $30 is charged against each Contract. The amount of this charge is guaranteed and cannot be increased by the Company. This charge reimburses the Company for expenses incurred in establishing and maintaining records relating to a Contract.

     For Contracts issued prior to September 1, 1987, the Records Maintenance Charge will be assessed on December 31 of each calendar year. The charge will be waived for such Contracts during the year in which Contract Value is totally surrendered.

     For Contracts issued on or after September 1, 1987, the Records Maintenance Charge will be assessed each Contract Year on the anniversary of the Issue Date of the Contract. In the event that a total surrender of Contract Value is made, the Charge will be assessed as of the date of surrender without proration.

SALES CHARGES

     The Withdrawal Charge and the Annuity Charge are sales charges.

     WITHDRAWAL CHARGE


     Effective January 1, 1989, federal tax law limits withdrawals from annuity contracts issued in connection with 403(b) Qualified Plans. Subject to those limitations, the Contract Value may be withdrawn at any time during the Accumulation Period. Contract Owners should consult their own tax counsel or other tax adviser regarding any withdrawals. (See "Taxes -- Tax Treatment of Withdrawals -- Non-Qualified Contracts" and "Taxes -- Tax Treatment of Withdrawals -- Qualified Contracts").



     There is a Free Withdrawal Amount which applies to the first withdrawal during a Contract Year after the first Contract Year. The Free Withdrawal Amount is equal to 10% of the aggregate Purchase Payments less prior withdrawals. Alternatively, certain Owners of Non-Qualified Contracts and Contracts issued in connection with IRAs may choose to withdraw amounts which in the aggregate add up to 10% of their initial Purchase Payments annually pursuant to the Systematic Withdrawal Program without charge. The Systematic Withdrawal Program is available under such Contracts which were issued on and after April 1, 1989. To participate in the Systematic Withdrawal Program, Owners must complete an enrollment form which describes the program and send it to the Company, c/o its Administrative Service Center. Depending on fluctuations in the net asset value of the Separate Account's Divisions, systematic withdrawals may reduce or even exhaust Contract Value. (See "Purchases and Contract Value -- Systematic Withdrawal Program").


     A contingent deferred sales charge, which is referred to as the Withdrawal Charge, may be imposed upon other withdrawals. Withdrawal Charges will vary in amount depending upon the Contribution Year in which the Purchase Payment being withdrawn was made, and will be calculated based on the Withdrawal Charge Table, below, and the amount of Purchase Payment withdrawn which is still subject to the Withdrawal Charge and not previously withdrawn. The Withdrawal Charge is deducted from remaining Contract Value so that the actual reduction in Contract Value as a result of the withdrawal will be greater than the withdrawal amount requested and paid. Free withdrawals and other withdrawals will be allocated to Purchase Payments on a first-in-first-out basis so that all withdrawals are allocated to Purchase Payments to which the lowest Withdrawal Charge, if any, applies.

                            WITHDRAWAL CHARGE TABLE

                                                             APPLICABLE WITHDRAWAL
        CONTRIBUTION YEAR                                      CHARGE PERCENTAGE
        -----------------                                    ---------------------
        First...................................................       5%
        Second..................................................       4%
        Third...................................................       3%
        Fourth..................................................       2%
        Fifth...................................................       1%
        Sixth and later.........................................       0%

     Where legally permitted, the Withdrawal Charge will be eliminated when a Contract is issued to an officer, director or employee of the Company or its affiliates, or an immediate family member of such person. In addition, the Withdrawal Charge may be waived by the Company on withdrawals where the amount withdrawn is used to purchase another annuity contract issued by the Company. Additional information regarding the elimination or waiver of the Withdrawal Charge may be obtained by contacting the Company.


     The amounts obtained from the Withdrawal Charge will be used to pay sales commissions and other promotional or distribution expenses associated with the marketing of the Contracts. To the extent that the Withdrawal Charge is insufficient to cover all sales commissions and other promotional or distribution expenses, the Company may use any of its corporate assets, including potential profit which may arise from the Mortality and Expense Risk Charge, (See "Contract Charges -- Mortality and Expense Risk Charge"), to make up any difference.


     ANNUITY CHARGE


     If a Contract Owner elects to have annuity payments made under annuity option 1, Life Income with Installments Guaranteed or annuity option 2, Joint and Survivor Annuity (See "Annuity Period -- Annuity Options"), no Annuity Charge applies and 100% of Contract Value, less any premium tax, is applied.



     If a Contract Owner elects annuity option 3, Income for a Specified Period, and if Purchase Payments were made in the Contract Year in which annuity payments are to begin or any of the four preceding Contract Years, an Annuity Charge may apply. This Annuity Charge equals the Withdrawal Charge that would apply if the Contract were being surrendered. Further, no Annuity Charge will be assessed if annuity option 3 is elected by a Beneficiary under the Death Benefit.


     The Annuity Charge also applies to certain annuitizations of Contract Values allocated to the General Account.

PREMIUM TAXES


     Premium taxes or other taxes payable to a state or other governmental entity will be charged against the Contract Values. Some states assess premium taxes at the time Purchase Payments are made; others assess premium taxes at the time of surrender or when annuity payments begin. The Company currently intends to deduct premium taxes at the time of surrender, upon death of the Owner or upon annuitization; however, it reserves the right to deduct premium taxes when incurred. Premium taxes generally range from 0% to 3.5%.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES


     While the Company is not currently maintaining a provision for taxes, the Company has reserved the right to establish such a provision for taxes in the future if it determines in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account. The Company will deduct for any taxes incurred by it as a result of the operation of the Separate Account whether or not there was a provision for taxes and whether or not it was sufficient. (See "Taxes").


OTHER EXPENSES

     There are other deductions from and expenses paid out of the assets of the Trust which are described in the accompanying Trust Prospectus.

REDUCTION OF CHARGES FOR SALES TO CERTAIN GROUPS

     The Company may reduce the charges on individual Contracts sold to certain groups of individuals, or to a trustee, employer or other entity representing a group, where it is expected that such sales will result in savings of sales or administrative expenses. The Company determines the eligibility of groups for such reduced charges, and the amount of such reductions for particular groups, by considering the following factors: (1) the size of the group; (2) the total amount of Purchase Payments expected to be received from the group; (3) the nature of the group for which the Contracts are purchased, and the persistency expected in that group; (4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and (5) any other circumstances which the Company believes to be relevant to determining whether reduced sales or administrative expenses may be expected. None of the reductions in charges for group sales is contractually guaranteed. Such reductions may be withdrawn or modified by the Company on a uniform basis. The Company's reductions in charges for group sales will not be unfairly discriminatory to the interests of any Contract Owners.

--------------------------------------------------------------------------------

                          DESCRIPTION OF THE CONTRACTS
--------------------------------------------------------------------------------

TRANSFER DURING ACCUMULATION PERIOD

     During the Accumulation Period, the Contract Owner, or his or her agent, may transfer Contract Values among Divisions and/or the General Account, by written request or by telephone authorization. Telephone transfers are automatically accepted unless the Contract Owner elects to not permit telephone transfers on the Contract application or the Company is otherwise instructed by the Contract Owner. The Company has in place procedures which are designed to provide reasonable assurance that telephone authorizations are genuine, including tape recording all telephone communications and requesting identifying information. Accordingly, the Company and its affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a telephone transfer which was not properly authorized by the Contract Owner. However, if the Company fails to employ reasonable procedures to ensure that all telephone transfers are properly authorized, the Company may be held liable for such losses. The Company reserves the right to modify or discontinue at any time and without notice the use of telephone transfers and acceptance of telephone transfers from someone other than the Contract Owner. Telephone calls authorizing transfers must be completed by 4:00 p.m. Eastern time in order to effect the transfer the day of receipt. All other transfers will be processed on the next business day.

     Transactions effecting transfer may not be made more than fifteen times in any Contract Year without charge. A charge of $25 per transaction is assessed ($10 in Texas and Pennsylvania) against any transaction effecting transfer in excess of the fifteen permitted without charge in any Contract Year or, if all or part of a Contract Owner's interest in a Division is transferred to another Division, within 30 days of the Issue Date. Transfers made under the Dollar Cost Averaging Program, described below, are counted against this limitation in the same manner as other transfers. The fee will be deducted from Contract Values which remain in the Division from which the transfer was made. If the remaining Contract Value is insufficient to pay the transfer fee, then the fee will be deducted from transferred Contract Values. The transfer fee is at cost with no margin included for profit. The transfer fee may be waived, under certain circumstances, in connection with pre-approved transfer programs. Contract Owners are not permitted to transfer amounts allocated or transferred to the Target '98 Division from that Division more frequently than once every 30 days.


     This transfer privilege may be suspended, modified or terminated at any time without notice. (See "Taxes -- Diversification").


     The minimum partial transfer amount is $500. No partial transfer may be made if the value of the Contract Owner's interest in the Division from which a transfer is being made would be less than $500 after the transfer. As with initial Purchase Payments, at least $500 must be allocated to a Division before another Division is selected. These dollar amounts are subject to change at the Company's option. The Company may waive the minimum partial transfer amount in connection with pre-authorized automatic transfer programs.

     Any amounts allocated or transferred to the General Account may only be transferred from the General Account once each Contract Year during the 30-day period following the anniversary of such allocation or transfer. If a transfer request is received prior to the anniversary of an allocation or transfer, then the transfer will take effect on the next Valuation Date following the anniversary if the anniversary is not a Valuation Date. If the Company receives the transfer request within the 30 days following the anniversary of an allocation or transfer to the General Account, the transfer will be effective on the next following Valuation Date. The foregoing limitations may be waived in connection with pre-authorized automatic transfer programs.

AUTOMATIC DOLLAR COST AVERAGING PROGRAM

     Contract Owners who wish to purchase units of the Separate Accounts over a period of time may be able to do so through the Dollar Cost Averaging ("DCA") Program. Under this DCA Program, a Contract Owner may authorize the automatic transfer of a fixed dollar amount ($100 minimum) or percentage of his or her choice at regular intervals from either the Money Market Portfolio, Government and Quality Bond Portfolio or the General Account to one or more of the Separate Accounts (other than the Money Market Portfolio or the Government and Quality Bond Portfolio) at the unit values determined on the dates of the transfers. The intervals between transfers from the Money Market Portfolio or Government and Quality Bond Portfolio may be monthly, quarterly, semi-annually or annually, at the option of the Contract Owner. Transfers from the General Account must be made by percentage and at quarterly intervals only and are limited to 8% of the value of the Contract Owner's interest in the General Account in any Contract Year. The theory of dollar cost averaging is that greater numbers of units are purchased at times when the unit prices are relatively low than are purchased when the prices are higher. This has the effect of reducing the aggregate average cost per unit to less than the average of the unit prices on the same purchase dates. However, participation in the DCA Program does not assure the Contract Owner of a greater profit, or any profit, from his or her purchases under the DCA Program; nor will it prevent or necessarily alleviate losses in a declining market.

     Although the various options under the DCA Program will allow transfers to be made either from the Money Market Portfolio, Government and Quality Bond Portfolio or the General Account, a Contract Owner must elect to have the transfers made exclusively from one or the other of these three sources. A Contract Owner may elect to increase, decrease or change the frequency or amount of Purchase Payments under a DCA Program. The application and any Purchase Payments should be sent to the Company, c/o its Administrative Service Center, for correspondence. The Company reserves the right to modify, suspend or terminate the DCA Program at any time.

     A Contract Owner may not simultaneously participate in both the DCA Program and the Systematic Withdrawal Program. Participation in the DCA Program will be effective one week after the Company has received and approved the application to participate in the DCA Program.

MODIFICATION OF THE CONTRACT

     Only the Company's President or Secretary may approve a change or waive the provisions of the Contract. Any change or waiver must be in writing. No agent has the authority to change or waive the provisions of the Contract.

ASSIGNMENT

     Contracts issued pursuant to Non-Qualified Plans that are not subject to Title I of the Employee Retirement Income Security Act of 1974 ("ERISA") may be assigned by the Owner at any time during the lifetime of the Annuitant prior to the Annuity Date. The Company will not be bound by any assignment until written notice is received by the Company, c/o its Administrative Service Center. The Company is not responsible for the validity, or tax or other legal consequences, of any assignment. An assignment will not affect any payments the Company may make or actions it may take before it receives notice of the assignment.

     If the Contract is issued pursuant to a Qualified Plan (or a Non-Qualified Plan that is subject to Title I of ERISA), it may not be assigned, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

     BECAUSE AN ASSIGNMENT MAY BE A TAXABLE EVENT, CONTRACT OWNERS SHOULD CONSULT COMPETENT TAX ADVISERS SHOULD THEY WISH TO ASSIGN THEIR CONTRACTS.

DEATH OF OWNER OF NON-QUALIFIED CONTRACT

     The following section applies only if the Contract is issued on a Non-Qualified basis and if either of the two following conditions exists:

          (A) The Owner and the Annuitant are the same individual and that individual dies during the Accumulation Period; or

          (B) The Owner and Annuitant are different persons and the Owner dies during the Accumulation Period prior to the Annuitant's death.

     If either of the above conditions occurs, the following provisions apply:

          (1) If the Beneficiary is the spouse of the Owner, then the Beneficiary may elect to become the Owner and maintain the Contract in full force and effect. A spouse Beneficiary may alternatively choose to take a lump sum distribution. (See below).

          (2) If the Beneficiary is a natural person and not the spouse of the Owner, the Beneficiary can elect to have the existing Contract Value paid under one of the annuity options set forth in the Contract over a period not extending beyond the life expectancy of the Beneficiary at the time of the election, or such a Beneficiary can elect to take a lump sum distribution. (See below). Payments under any annuity option selected must begin not later than one year after the date of death of the Owner.

          (3) If there is no Beneficiary or if the Beneficiary is not a natural person, then the entire Contract Value must be paid out within five years of the Owner's death.

     The amount of a lump sum distribution is the greater of:

          (1) the current Contract Value at the time of election; or

          (2) the total amount of Purchase Payments made under the Contract less the aggregate dollar amount of any partial withdrawals and any Withdrawal Charges which were assessed at the time of withdrawal. Under this alternative election, the lump sum must be paid to the Beneficiary within five years of the Owner's death.

     If the Contract is issued pursuant to a Qualified Plan, similar provisions will apply upon the death of the Contract Owner. Purchasers acquiring Contracts pursuant to Qualified Plans should consult a qualified pension or tax adviser.

DEATH BENEFIT

     If the Annuitant dies during the Accumulation Period, a Death Benefit will be payable to the Beneficiary upon receipt by the Company of Due Proof of Death of the Annuitant.

     The Death Benefit is equal to the greater of:

          (1) the Contract Value at the end of the Valuation Period during which Due Proof of Death and an election of the type of payment to the Beneficiary is received by the Company, c/o its Administrative Service Center; or

          (2) the total dollar amount of Purchase Payments minus:

             (a) any partial withdrawals;

             (b) all Contract Owner transaction expenses deducted during the term of the Contract prior to the date of death; and

             (c) any partial annuitizations,

        all accumulated annually at 5% at the date of death; or


          (3) after the fifth Contract Year, the Contract Value at the last anniversary of the Issue Date of the Contract minus the total dollar amount of partial withdrawals and/or partial annuitizations made since that anniversary.


     Payment of the Death Benefit may be made in one lump sum or applied under one of the annuity options.

BENEFICIARY


     The Contract Owner may designate the Beneficiary(ies) to receive any amount payable on death. However, where a Contract is jointly owned, each joint Owner shall be a primary Beneficiary. The original Beneficiary(ies) will be named in the application. Unless an irrevocable Beneficiary(ies) designation was previously filed or unless the Contract is jointly owned, the Contract Owner may change the Beneficiary(ies) prior to the Annuity Date by written request delivered to the Company, c/o its Administrative Service Center, or by completing a Change of Beneficiary Form provided by the Company. Any change will take effect when recorded by the Company. The Company is not liable for any payment made or action taken before it records the change.


--------------------------------------------------------------------------------

                                 ANNUITY PERIOD
--------------------------------------------------------------------------------

ANNUITY DATE

     The Contract Owner selects an Annuity Date (the date on which annuity payments are to begin) at the time of application. The Annuity Date must always be the first day of a calendar month and must be at least one month after the Issue Date. Annuity payments will begin no later than the first day of the calendar month following the Annuitant's 85th birthday. Where joint Annuitants are named, the Annuity Date may not be later than the first of the month following the 85th birthday of the youngest Annuitant. The Contract Owner may change the Annuity Date at any time at least seven days prior to the Annuity Date then indicated on the Company's records by written notice to the Company, c/o its Administrative Service Center.

     The actual dollar amount of variable annuity payments is dependent upon:
(1) the Contract Value at the time of annuitization; (2) the annuity table specified in the Contract; (3) the annuity option selected; and (4) the investment performance of the Divisions selected. In addition, if annuity option 3, Income for a Specified Period, is elected, an Annuity Charge may apply. (See "Contract Charges -- Sales Charges" and "Contract Charges -- Annuity Charge").



     The annuity tables contained in the Contract are based on a 5% assumed investment rate. If the actual net investment rate exceeds 5%, payments will increase. Conversely, if the actual rate is less than 5%, annuity payments will decrease. If a higher assumed investment rate were used, the initial payment would be higher, but the actual net investment rate would have to be higher in order for annuity payments to increase.


     The Annuitant receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Divisions elected, and the amount of each annuity payment will vary accordingly.

ALLOCATION OF ANNUITY PAYMENTS

     If all of the Contract Value on the seventh calendar day before the Annuity Date is allocated to the General Account, the Annuity will be paid as a fixed annuity. If all of the Contract Value on that date is allocated to the Separate Account, the Annuity will be paid as a Variable Annuity. If the Contract Value on that date is allocated to both the General Account and the Separate Account, the Annuity will be paid as a combination of a fixed annuity and a Variable Annuity to reflect the allocation between the accounts. Variable Annuity payments will reflect the investment performance of the Separate Account Divisions. The payee(s) may, by written notice to the Company, convert Variable Annuity payments to fixed annuity payments. However, fixed annuity payments may not be converted to Variable Annuity payments.

ANNUITY OPTIONS


     The Contract Owner, or any Beneficiary who is so entitled, may elect to receive a lump sum at the end of the Accumulation Period. However, a lump sum distribution may be deemed to be a withdrawal, and at least a portion of it may be subject to federal income tax. (See "Taxes -- Tax Treatment of Withdrawals -- Non-Qualified Contracts" and "Tax Treatment of
Withdrawals -- Qualified Contracts"). Alternatively, an annuity option may be elected. The Contract Owner may elect an annuity option or change an annuity option at any time during the lifetime of the Annuitant prior to the Annuity Date. The Annuitant may make the election on the Annuity Date unless the Contract Owner has restricted the right to make such an election. The Beneficiary may elect an annuity option upon the Annuitant's death unless the Contract Owner has restricted this right.


     If no other annuity option is elected, monthly annuity payments will be made in accordance with annuity option 1 below with a 10 year period certain. Generally, annuity payments will be made in monthly installments. However, if the amount available to apply under an annuity option is less than $5,000, and state law permits, the Company has the right to pay the annuity in one lump sum. In addition, if the first payment provided would be less than $50, and state law permits, the Company shall have the right to change the frequency of payments to be at quarterly, semi-annual or annual intervals so as to result in an initial payment of at least $50.

     The following annuity options are generally available under the Contract. However, there may be restrictions in the retirement plan pursuant to which a Contract issued on a qualified basis has been purchased.

OPTION 1 -- LIFE INCOME WITH INSTALLMENTS GUARANTEED


     An annuity payable monthly during the lifetime of the payee. Upon election a guaranteed payment period of either 10 years or 20 years may be chosen. If the payee dies before the end of the guaranteed period, the present value, based on a 5% annual interest rate, of any remaining guaranteed payments will be paid to the payee's estate or to the Beneficiary.

OPTION 2 -- JOINT AND SURVIVOR ANNUITY

     An annuity payable monthly while both payees are living. Upon the death of either payee, the monthly income payable will continue during the lifetime of the surviving payee at the percentage of the full amount chosen at the time of election of this annuity option. This is the automatic form of annuity where joint Annuitants are named, but a different option may be elected.

     Annuity payments terminate automatically and immediately upon the death of the surviving payee without regard to the number or total amount of payments received.

     There is no minimum number of guaranteed payments and it is possible to have only one annuity payment if both payees die before the due date of the second payment.

     No Annuity Charge applies if either option 1 or option 2 is elected.

OPTION 3 -- INCOME FOR A SPECIFIED PERIOD


     If Purchase Payments were made in the Contract Year in which annuity payments are to begin or in any of the four preceding Contract Years, an Annuity Charge may apply. The Annuity Charge equals the Withdrawal Charge that would apply if the Contract were being surrendered. No Annuity Charge will be assessed if annuity option 3 is elected by a Beneficiary under the Death Benefit.


     Under this option, a payee can elect an annuity payable monthly for any period of years from 5 to 30. This election must be made for full 12 month periods. In the event the payee dies before the specified number of payments has been made, the Beneficiary may elect to continue receiving the scheduled payments or may alternatively elect to receive the present value, based on a 5% annual interest rate, of any remaining guaranteed payments. Because Contract Values are redeemable even after the Annuity Date under this option at any time while payments are being made, the payee may elect to receive the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option.


     The value of an Annuity Unit, regardless of the option chosen, takes into account the Mortality and Expense Risk Charge. (See "Contract Charges -- Mortality and Expense Risk Charge"). Since annuity option 3, Income for a Specified Period, does not contain an element of mortality risk, the payee is not getting the benefit of this Charge. There shall be no right to terminate the Contract during the Annuity Period if the option elected contains an element of mortality risk.


OTHER OPTIONS

     At the sole discretion of the Company, other annuity options may be made available to the Contract Owner. However, to the extent that Withdrawal Charges would otherwise apply to a withdrawal or termination, the identical Withdrawal Charge may apply with respect to any additional options.

     With respect to Contracts issued under Sections 401, 403(b) or 408 of the Code, any payments will be made only to the Annuitant and the Annuitant's spouse.

TRANSFER DURING ANNUITY PERIOD

     During the Annuity Period, the payee has the sole right to transfer the Contract Value to the General Account and/or among Separate Account Divisions by written request to the Company. The following limitations apply:

          (1) No transfer to a Separate Account Division may be made during the first year of the Annuity Period. Thereafter, only one transfer per Division is permitted during each Contract Year of the Annuity Period.

          (2) The entire value in a Separate Account Division must be transferred.


          (3) The request for transfer must be received by the Company, c/o its Administrative Service Center, during the 45 days preceding the anniversary of the Contract's Issue Date. The transfer will be effected at the next Annuity Unit value calculation after receipt of a valid transfer request which meets the limitations and conditions as are prescribed for transfers during the Accumulation Period. (See "Transfer During Accumulation Period").



          (4) The amount allocated to the General Account in the event of a transfer from a Separate Account Division will be equal to the annuity reserve for the payee's interest in that Separate Account Division. The annuity reserve is the product of "(A)" multiplied by "(B)" multiplied by "(C)", where "(A)" is the number of Annuity Units representing the payee's interest in the Separate Account Division per annuity payment; "(B)" is the Annuity Unit value for the Separate Account Division; and "(C)" is the present value of $1.00 per payment period as of the adjusted age of the payee attained at the time of transfer, determined by using the 1983 Table A, projected at Scale G with interest at the rate of 5% per annum. Amounts transferred to the General Account will be applied under the annuity option originally elected, except that adjustment will be made for the time elapsed since the Annuity Date. All amounts and Annuity Unit values will be determined as of the end of the Valuation Period preceding the effective date of transfer.


          (5) The transfer privilege may be suspended or discontinued at any time.

DEATH BENEFIT DURING ANNUITY PERIOD

     If the payee dies after the Annuity Date while the Contract is in force, the death proceeds, if any, will depend upon the annuity option in effect at the time of the payee's death. If the Owner or Annuitant, if different, dies after the Annuity Date and before the entire interest in the Contract has been distributed, the remaining interest, if any, as provided for in the annuity option elected will be distributed at least as rapidly as under the method of distribution in effect at the Owner's or Annuitant's death.

--------------------------------------------------------------------------------

                          PURCHASES AND CONTRACT VALUE
--------------------------------------------------------------------------------

MINIMUM PURCHASE PAYMENT


     The minimum initial Purchase Payment for Contracts issued pursuant to a Non-Qualified Plan is $1,000. Minimum additional Purchase Payments may be made in amounts of $500. The minimum Purchase Payment for a Contract issued pursuant to a Qualified Plan is $100. A minimum of $500 must be allocated to one Division or the General Account before transfers are permitted. (See "Description of the Contracts -- Transfer During Accumulation Period"). The Company reserves the right to refuse any Purchase Payment at any time.


MAXIMUM PURCHASE PAYMENT

     Purchase Payments of more than $500,000 require prior Company approval.

ALLOCATION OF PURCHASE PAYMENTS

     Purchase Payments are allocated to the General Account and/or the Divisions of the Separate Account selected by the Contract Owner. The current General Account allocation option pays a fixed rate of interest declared by the Company for one year from the date amounts are allocated to it. The Company, at its discretion, may offer other General Account allocation options which are subject to different terms and conditions than apply to the current option.

     Contract Owners making initial Purchase Payments should be sure to specify their allocations on the application for a Contract. If the application is in good order, the Company will apply the initial Purchase Payment to the General Account and the selected Division(s), and credit the Contract with Accumulation Units within two business days of receipt at the P.O. Box for the Company's Administrative Service Center. The number of Accumulation Units in a Division attributable to a Purchase Payment is determined by dividing that portion of the Purchase Payment which is allocated to the Division by the Division's Accumulation Unit value during the Valuation Period when the allocation occurs.


     IF THE APPLICATION DOES NOT SPECIFY AN ALLOCATION, THE APPLICATION IS NOT IN GOOD ORDER.


     If the application for a Contract is not in good order, the Company will attempt to rectify it within five business days of its receipt at the P.O. Box for the Company's Administrative Service Center. The Company will credit the initial Purchase Payment within two business days after the application has been rectified. Unless the Contract Owner consents otherwise, the application and the initial Purchase Payment will be returned if the application cannot be put in good order within five business days of its receipt.


     Just like Contract Owners making initial Purchase Payments, Contract Owners making subsequent Purchase Payments should be sure to specify how they want their payments allocated. OTHERWISE, THE COMPANY WILL AUTOMATICALLY PROCESS THE PURCHASE PAYMENT BASED ON THE PREVIOUS ALLOCATION.


     A Contract Owner may elect to increase, decrease or change the frequency or amount of Purchase Payments. The application and any Purchase Payments should be sent to the Company at its Administrative Service Center.


ACCUMULATION UNIT VALUE

     Accumulation Unit value is determined Monday through Friday (except for the following Federal holidays) as of 4:00 p.m. New York time.

  New Year's Day       Independence Day
  President's Day      Labor Day
  Good Friday          Thanksgiving
  Memorial Day         Christmas Day

     A separate Accumulation Unit value is determined for each Division. If the Company elects or is required to assess a charge for taxes, a separate Accumulation Unit value may be calculated for Non-Qualified and Qualified Contracts within each Division.

     The net assets are determined by calculating the total value of each Division's assets (that is, the aggregate value of the shares of the Portfolio of the Trust held by the Division). After calculation of the net assets of a Division, that amount is reduced by the accrued but unpaid daily charge for mortality and expense risks and administration expense (which together amount to 1.40% per annum) and any provision for taxes which may occur. After that calculation, the resulting number is then divided by the number of Accumulation Units outstanding at the end of the Valuation Period to determine Accumulation Unit value.

     The Accumulation Unit value for each Division will vary with the price of a share in the underlying Portfolio and in accordance with the Mortality and Expense Risk Charge, Administrative Expense Charge, and any provision for taxes. Assessments of premium tax, Withdrawal Charges and Records Maintenance Charges are made separately for each Contract. They do not affect Accumulation Unit value.

DISTRIBUTION OF CONTRACTS

     Contracts are sold by registered representatives of broker-dealers who are licensed insurance agents of the Company, either individually or through an incorporated insurance agency. Commissions paid to registered representatives may vary, but in the aggregate are not anticipated to exceed 5% of any Purchase Payment. In addition, under certain circumstances, certain sellers of the Contracts may be paid persistency bonuses which will take into account, among other things, the length of time Purchase Payments have been held under a Contract and Contract Values. A persistency bonus is not anticipated to exceed
 .20%, on an annual basis, of the Contract Values considered in connection with the bonus.


     SunAmerica Capital Services, Inc., located at 733 Third Avenue, New York, New York 10017, serves as distributor of the Contracts. SunAmerica Capital Services, Inc., an indirect wholly-owned subsidiary of SunAmerica Inc., is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc.


WITHDRAWALS (REDEMPTIONS)


     Except as explained below, the Contract Owner may redeem a Contract for all or a portion of the Contract Value during the Accumulation Period. The Contract Owner may also redeem Contract Values after the Annuity Date if annuity option 3 is elected. Withdrawal Charges may be assessed. (See "Contract
Charges -- Withdrawal Charge").



     Effective January 1, 1989, withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) are limited to circumstances only: when the Contract Owner attains age 59 1/2, separates from service, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions made by the Contract Owner and does not include any investment results. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain Qualified Plans. Tax penalties may also apply. (See "Taxes -- Tax Sheltered Annuities -- Withdrawal Limitations").


     While the foregoing limitations only apply to certain contracts issued in connection with 403(b) Qualified Plans, all Contract Owners should seek competent tax advice regarding any withdrawals or distributions.


     Except in connection with the Systematic Withdrawal Program, the minimum partial withdrawal amount is $500, or the Owner's entire interest in the Division from which a withdrawal is requested. The Owner's interest in the Division from which the withdrawal is requested must be at least $500 after the withdrawal is completed if anything is left in that Division.



     A written withdrawal request or Systematic Withdrawal Program enrollment form, as the case may be, must be sent to the Company, c/o its Administrative Service Center. The required form will not be in good order unless it includes the Contract Owner's Tax I.D. Number (e.g., Social Security Number) and provides instructions regarding withholding of income taxes. The Company provides the required forms.


     If the request is for total withdrawal, the Contract or a Lost Contract Affidavit (which may be obtained by calling the Company's Administrative Service Center) must be submitted as well. The Withdrawal Value is determined on the basis of the Accumulation Unit values next computed following receipt of a request in proper order. The Withdrawal Value will be paid within seven days after the day a proper request is received by the Company. However, the Company may suspend the right of withdrawal or delay payment more than seven days: (1) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings); (2) when trading on the markets the Separate Account or Portfolios normally utilize is restricted or an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Separate Account's or a Portfolio's investments or determination of Accumulation Unit value is not reasonably practicable; or (3) for such other periods as the Securities and Exchange Commission, by order, may permit for protection of Contract Owners.

SYSTEMATIC WITHDRAWAL PROGRAM

     Certain Participants of Nonqualified Plan Contracts and Contracts issued in connection with IRAs may choose to withdraw amounts which in the aggregate add up to a maximum of 10% of their Purchase Payments annually pursuant to a Systematic Withdrawal Program without charge. Withdrawals are taxable and a 10% federal tax penalty may apply to withdrawals before age 59 1/2. Participants must complete an enrollment form which describes the program and send it to the Company, c/o its Administrative Service Center. Participation in the Systematic Withdrawal Program may be elected at the time the Contract is issued or on any date prior to the Annuity Date. Depending on fluctuations in the net asset value of the Portfolios, systematic withdrawals may reduce or even exhaust Contract Value. The minimum systematic withdrawal amount is $250 per withdrawal.

ERISA PLANS

     Spousal consent may be required when a married Contract Owner seeks a distribution from a Contract that has been issued in connection with a Qualified Plan or a Non-Qualified Plan that is subject to Title I of ERISA. Owners should obtain competent advice.

TEXAS OPTIONAL RETIREMENT PROGRAM

     A participant in the Texas Optional Retirement Program ("ORP") is required to obtain a certificate of termination from the participant's employer before a Contract can be redeemed. This requirement is imposed because the Attorney General of Texas has ruled that participants in the ORP may redeem their interest in a Contract issued pursuant to the ORP only upon termination of their employment by Texas public institutions of higher education, or upon retirement, death or total disability.

MINIMUM CONTRACT VALUE

     If the Contract Value is less than $500 and no Purchase Payments have been made during the previous three full calendar years, the Company reserves the right, after 60 days written notice to the Owner, to terminate the Contract and distribute the Withdrawal Value to the Owner. This privilege will be exercised only if the Contract Value has been reduced to less than $500 as a result of withdrawals, and state law permits. In no instance shall such termination occur if the value has fallen below $500 due to either decline in Accumulation Unit value or the imposition of fees and charges.
--------------------------------------------------------------------------------

                                 ADMINISTRATION
--------------------------------------------------------------------------------

     The Company has primary responsibility for all administration of the Contracts and the Separate Account. Its Administrative Service Center is located at P. O. Box 54299, Los Angeles, California 90054-0299 and its telephone number is (800) 445-7862.

     The administrative services provided include, but are not limited to: issuance of the Contracts; maintenance of Contract Owner records; Contract Owner services; calculation of unit values; and preparation of Contract Owner reports.

     Contract statements and transaction confirmations are mailed to Contract Owners at least quarterly. Contract Owners should read their statements carefully and verify their accuracy. Questions about periodic statements should be communicated to the Company promptly. The Company will investigate all complaints and make any necessary adjustments retroactively, provided that it has received notice of a potential error within 30 days after the date the Contract Owner receives the questioned statement. If the Company has not received notice of a potential error within this time, any adjustment shall be made as of the date that the Administrative Service Center receives notice of the potential error.

--------------------------------------------------------------------------------

                                     TAXES
--------------------------------------------------------------------------------

     NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS.

GENERAL

     Section 72 of the Code governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in-first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. For Non-Qualified Contracts, the cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

     For annuity payments, the taxable portion is determined by a formula which establishes the ratio that the cost basis of the Contract bears to the total value of annuity payments for the term of the annuity Contract. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions under the retirement plan under which the Contracts are purchased.

     The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

     The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of Qualified Plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the Contract Owner. Withholding on other types of distributions can be waived.

     An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under section 403(b) of the Code (other than (1) annuity payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; and (2) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

     Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the Contract Owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION

     Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

     The Treasury Department has issued Regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

     The Company intends that each Portfolio of the Trust underlying the Contracts will be managed by the investment adviser for the Trust in such a manner as to comply with these diversification requirements.

MULTIPLE CONTRACTS

     Multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. The Company believes that Congress intended to affect the purchase of multiple deferred annuity contracts which may have been purchased to avoid withdrawal income tax treatment. Contract Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

     An assignment of a Contract may be a taxable event and may also be prohibited by ERISA in some circumstances. Contract Owners should therefore consult competent tax advisers should they wish to assign their Contracts.

TAX TREATMENT OF WITHDRAWALS -- NON-QUALIFIED CONTRACTS

     Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate Purchase Payments made, any amount withdrawn not in form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any premature distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches
59 1/2; (2) upon the death of the Contract Owner; (3) if the taxpayer is totally disabled; (4) in a series of substantially equal periodic payments made for the life of the taxpayer or for the joint lives of the taxpayer and his Beneficiary;
(5) under an immediate annuity; or (6) which are allocable to purchase payments made prior to August 14, 1982.


     The above information applies to Qualified Contracts issued pursuant to
Section 457 of the Code, but does not apply to other Qualified Contracts. Separate tax withdrawal penalties and restrictions apply to Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts").


QUALIFIED PLANS

     The Contracts offered by this Prospectus are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and the terms and conditions of each specific plan. Contract Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued pursuant to the plan.

     Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.


     Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Prospectus. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts").


    (A) H.R. 10 PLANS


          Section 401 of the Code permits self-employed individuals to establish Qualified Plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the Plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans on such items as: amounts of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals -- Qualified Contracts"). Purchasers of Contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

    (B) TAX-SHELTERED ANNUITIES


          Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals -- Qualified Contracts"). Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.


    (C) INDIVIDUAL RETIREMENT ANNUITIES


          Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals -- Qualified Contracts"). Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.


    (D) CORPORATE PENSION AND PROFIT-SHARING PLANS


          Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals -- Qualified Contracts".) Purchasers of Contracts for use with corporate pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.


TAX TREATMENT OF WITHDRAWALS -- QUALIFIED CONTRACTS

     Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any early distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408(b) (IRAs).

     The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated Beneficiary; (4) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he or she has attained age 55;
(5) distributions made to the Contract Owner or

Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; and (6) distributions made to an alternate payee pursuant to a qualified domestic relations order.

     The exceptions stated in items (4), (5) and (6) above do not apply in the case of an IRA.


     The taxable portion of a withdrawal or distribution from Contracts issued under certain types of plans may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Effective January 1, 1993, such treatment is available for any "eligible rollover distribution" made by certain types of plans (as described above under "Taxes -- Withholding Tax on Distributions") that is transferred within 60 days of receipt into a plan qualified under section 401(a) or 403(a) of the Code, a tax-sheltered annuity, an IRA, or an individual retirement account described in section 408(a) of the Code. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct "trustee to trustee" transfer of the distribution to the transferee plan designated by the recipient.


TAX SHELTERED ANNUITIES -- WITHDRAWAL LIMITATIONS

     The Tax Reform Act of 1986, effective January 1, 1989, limits the withdrawal of amounts attributed to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only: when the Contract Owner attains age 59 1/2, separates from service, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. These limitations on withdrawals apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions, and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

DEFERRED COMPENSATION PLANS -- SECTION 457

     Under Section 457 of the Code, governmental and certain other tax exempt employers may establish deferred compensation plans for the benefit of their employees which may invest in annuity contracts. The Code, as in the case of Qualified Plans, establishes limitations and restrictions on eligibility, contributions, and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a 457 plan all the plan assets shall remain solely the property of the employer, subject only to the claims of the employer's general creditors until such time as made available to a participant or a beneficiary.

--------------------------------------------------------------------------------


                               LEGAL PROCEEDINGS

--------------------------------------------------------------------------------


     There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. The Company is engaged in various kinds of routine litigation that in the Company's judgment will not have a material adverse impact upon the Company's financial position.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                   OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


                                        ITEM                                           PAGE
                                                                                       ----
COMPANY..............................................................................    1
INDEPENDENT ACCOUNTANTS..............................................................    1
DISTRIBUTORS.........................................................................    1
PERFORMANCE DATA.....................................................................    1
  Money Market Division..............................................................    2
  Other Divisions....................................................................    3
ANNUITY PAYMENTS.....................................................................    4
  Annuity Unit Value.................................................................    4
  Amounts of Annuity Payments........................................................    4
  Subsequent Monthly Payments........................................................    5
FINANCIAL STATEMENTS.................................................................    5

                      STATEMENT OF ADDITIONAL INFORMATION


                      INDIVIDUAL FLEXIBLE PREMIUM DEFERRED

                           VARIABLE ANNUITY CONTRACTS


                                   issued by

                          VARIABLE ANNUITY ACCOUNT ONE

                                       of

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY




         THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

         THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS DATED JANUARY 31, 1996, AS IT MAY BE SUPPLEMENTED, CALL OR WRITE THE COMPANY
C/O ITS ADMINISTRATIVE SERVICE CENTER, P.O. BOX 54299, LOS ANGELES, CALIFORNIA 90054-0299, 1-800-445-SUN2.

               THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED
                                JANUARY 31, 1996

                               TABLE OF CONTENTS



 ITEM                                               PAGE
 COMPANY ..........................................   1

 INDEPENDENT ACCOUNTANTS...........................   1

 DISTRIBUTORS .....................................   1

 PERFORMANCE DATA..................................   1
   Money Market Division...........................   2
   Other Divisions.................................   3

 ANNUITY PAYMENTS .................................   4
   Annuity Unit Value .............................   4
   Amount of Annuity Payments .....................   4
   Subsequent Monthly Payments ....................   5
 FINANCIAL STATEMENTS .............................   5

                                    COMPANY

         Information regarding the Anchor National Life Insurance Company (the "Company") and its ownership is contained in the Prospectus.


                            INDEPENDENT ACCOUNTANTS

         The consolidated financial statements of the Company as of September 30, 1995 and 1994 and for each of the three years in the period ended September 30, 1995 are presented in this Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the Contracts. The financial statements of the Separate Account as of December 31, 1994 and for each of the two years in the period ended December 31, 1994, also are included in this Statement of Additional Information.

         Price Waterhouse LLP, 400 South Hope Street, Los Angeles, California 90071, serves as the independent accountants for the Separate Account and the Company. The financial statements referred to above included in this Statement of Additional Information have been so included in reliance on the reports of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                                  DISTRIBUTORS

         The Contracts are sold by licensed insurance agents, where the Contracts may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.

         The offering is on a continuous basis.

         Effective January 28, 1994, the Contracts are offered through the distributors for the Separate Account, SunAmerica Capital Services, Inc., 733 Third Avenue, 4th Floor, New York, New York 10017, which is an indirect wholly owned subsidiary of SunAmerica Inc. Prior to this time, Anchor National Financial Services, Inc., SunAmerica Securities, Inc., both located at 2800 N. Central Avenue, Phoenix, Arizona 85004, and Royal Alliance Associates, Inc., located at 733 Third Street, 4th Floor, New York, New York 10017, served as co-distributors of the Contract. SunAmerica Securities, Inc. and Royal Alliance Associates, Inc. are each an indirect wholly-owned subsidiary of SunAmerica Inc. Prior to the closing date of the assumption reinsurance agreement between Integrated Resources Life Insurance Company and Anchor National Life Insurance Company discussed in the Prospectus, the principal underwriter of the Contracts was Integrated Resources Capital Services, Inc.

         For the year ended December 31, 1992, the aggregate amount of underwriting commissions paid to Anchor National Financial Services, SunAmerica Capital Services, Inc. and Royal Alliance Associates, Inc. was $7,335,620, of which $1,454,413 was retained by them. For the year ended December 31, 1993, the aggregate amount of underwriting commissions paid to SunAmerica Securities, Inc. and Royal Alliance Associates, Inc. was $5,737,997, of which $1,203,412 was retained by them. For the year ended

December 31, 1994, the aggregate amount of underwriting commissions paid to SunAmerica Capital Services, Inc. was $2,973,118, of which $309,945 was retained by them.

                                PERFORMANCE DATA

         Performance data for the various Divisions of the Separate Account are determined in the manner described below.

Money Market Division

         The annualized current yield and the effective yield for the Money Market Division for the 7 day period ended December 31, 1994 were 2.72% and 2.75%, respectively.

         Current yield is computed by first determining the Base Period Return attributable to a hypothetical Contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

         Base Period Return = (EV-SV)/(SV)

         where:

         SV = value of one Accumulation Unit at the start of a 7 day period

         EV = value of one Accumulation Unit at the end of the 7 day period

         The value of the Accumulation Unit at the end of the period (EV) is determined by (1) adding, to the value of the Unit at the beginning of the period (SV), the investment income from the Money Market Division attributed to the Accumulation Unit over the period, and (2) subtracting, from the result, the sum of (a) the portion of the annual Mortality and Expense Risk and Administrative Charges allocable to the 7 day period (obtained by multiplying the charges by the fraction 7/365), and (b) a prorated portion of the annual Records Maintenance Charge of $30 per Contract. The Records Maintenance Charge is first allocated among the Divisions and the General Account so that each Division's allocated portion of the charge is proportional to the percentage of the number of Contract Owners' accounts that have money allocated to that Division. The portion of the Charge allocable to the Money Market Division is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical Contract bears to the value of an account of average size for Contracts funded by the Money Market Division. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

         The current yield is then obtained by annualizing the Base Period
Return:

         Current Yield = (Base Period Return) x (365/7)

         The Money Market Division also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the Money Market Division. The effective yield, like the current yield, is derived from the Base

Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

     Effective Yield = [(Base Period Return + 1) to the 365/7 power -1].

         Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not. The yield quotations also do not reflect any impact of premium taxes, transfer fees, or Withdrawal or Annuity Charges.

         The yields quoted should not be considered a representation of the yield of the Money Market Division in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Money Market Division and changes in interest rates on such investments, but also on factors such as a Contract Owner's account size (since the impact of fixed dollar charges will be greater for small accounts than for larger accounts).

         Yield information may be useful in reviewing the performance of the Money Market Division and for providing a basis for comparison with other investment alternatives. However, the Money Market Division's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

Other Divisions

         Divisions of the Separate Account other than the Money Market Division compute their performance data as "total return." The total returns of the various Divisions over the last 1, 5 and 10 year periods, and since their inception, are shown below, both with/without an assumed complete redemption at the end of the period.

        Total Annual Return (in percent) for Periods Ending on 12/31/94:

                        (RETURN WITH/WITHOUT REDEMPTION)

                          Inception                                                             Since
Division                    Date          1 Year               5 Years         10 Years       Inception
--------                  ---------       ------               -------         --------       ---------
Foreign Securities        3/23/87        -9.76/-4.76         -2.88/-2.68         ----         1.90/1.90
Capital Appreciation      3/23/87       -10.26/-5.26         12.05/12.16         ----        10.23/10.23
Growth                    8/13/84        11.16/-6.16          6.42/6.56      10.45/10.45     10.07/10.07
Natural Resources         1/01/88        -5.78/-0.78          2.54/2.70          ----         5.62/5.62
Convertible Securities    3/23/87       -16.08/-11.08        8.22/8.35           ----         6.54/6.54
Strategic Multi-Asset     3/23/87        -9.12/-4.12         4.23/4.38           ----         5.33/5.33
Multi-Asset               3/23/87        -8.17/-3.17         6.35/6.49           ----         6.42/6.42
High Yield                1/01/86       -10.98/-5.98         7.21/7.35           ----         6.54/6.54
Target '98                5/02/88       -10.59/-5.59         5.89/6.04           ----         7.76/7.76
Fixed Income              8/13/84        -9.83/-4.83         4.90/5.04        7.00/7.00       7.58/7.58
Gov't Quality Bond        8/13/84        -9.52/-4.52         5.55/5.69        7.52/7.52       8.07/8.07
---------------------

Total return figures are based on historical data and are not intended to indicate future performance.


               These figures show the total return hypothetically experienced by Contracts funded through the various Divisions of the Account over the time periods shown.

               Total return for a Division represents a computed annual rate of return that, when compounded annually over the time period shown and applied to a hypothetical initial investment in a Contract funded by that Division made at the beginning of the period, will produce the same Contract Value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

                     P(1+T) to the nth power = ERV

               where:
                     P = a hypothetical initial payment of $1000
                     T = average annual total return
                     n = number of years
                    ERV = ending redeemable value of a hypothetical
                         $1000 payment made at the beginning of the 1, 5, or 10 year periods at the end of the 1, 5, or 10 year periods (or fractional portion thereof).

               The total return figures given reflect the effects of both non-recurring and recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Money Market Division, described above. The applicable Withdrawal Charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption in the case of the first of the two figures given in the table above for each Division and time period.
Because the impact of Records Maintenance Charges on a particular Contract Owner's account would generally have differed from that assumed in the computation, due to differences between most actual allocations and the assumed one, as well as differences due to varying account sizes, the total return experienced by an actual account over these same time periods would generally have been different from those given above. As with the Money Market Division yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.


                                ANNUITY PAYMENTS

Annuity Unit Value

               The value of an Annuity Unit is determined independently for each Separate Account Division.

               For each Division, the value of an Annuity Unit for any Valuation Period is determined by multiplying the Annuity Unit value for the immediately preceding Valuation Period by the net investment factor for the Valuation Period for which the Annuity Unit value is being calculated and multiplying the result by an interest factor which offsets the effect of the investment earnings rate of five percent (5%) per annum that is assumed in the annuity table contained in the Contract.

               The net investment factor for each Division for a Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where: (a) is the value of an Accumulation Unit from the applicable

Division as of the end of the current Valuation Period; (b) is the value of an Accumulation Unit for the applicable Division as of the end of the immediately preceding Valuation Period; and (c) is a factor representing the daily charge for mortality and expense risks and administration of one and four-tenths percent (1.40%) per annum.

Amount of Annuity Payments

               The initial annuity payment is determined by applying the Contract Value, less any premium tax, and less any Annuity Charge (if annuity option 3 is elected), to the annuity table specified in the Contract. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex and adjusted age of the Annuitant and joint Annuitant, if any. The adjusted age is determined from the actual age to the nearest birthday at the Annuity Date according to the table below. The Adjusted Age Table is used to correct for population mortality improvements over time.

                               Adjusted Age Table

                     Adjustment                     Adjustment
   Calendar          to Actual       Calendar       to Actual
Year of Birth           Age        Year of Birth       Age
-------------           ---        -------------       ---
1899-1905              +6          1946-1951           -1
1906-1911              +5          1952-1958           -2
1912-1918              +4          1959-1965           -3
1919-1925              +3          1966-1972           -4
1926-1932              +2          1973-1979           -5
1933-1938              +1          1980-1985           -6
1939-1945               0          1986-1992           -7

                 The dollars applied are then divided by 1,000 and multiplied by the appropriate annuity factor to indicate the amount of the first annuity payment. That amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. The number of Annuity Units determined for the first annuity payment remains constant for the second and subsequent monthly payments.

Subsequent Monthly Payments

                 The amount of the second and subsequent annuity payments is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the Valuation Period next preceding the date on which each annuity payment is due. The dollar amount of the first annuity payment determined as above is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. The number of Annuity Units determined for the first annuity payment remains constant for the second and subsequent monthly payments.

                              FINANCIAL STATEMENTS

                 The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. The financial statements of the Separate Account are also included in this Statement of Additional Information.

                                                                          [LOGO]


                         ANCHOR NATIONAL LIFE INSURANCE COMPANY

                           CONSOLIDATED FINANCIAL STATEMENTS

                                   SEPTEMBER 30, 1995

                        [PRICE WATERHOUSE LETTERHEAD]



                       REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors and Shareholder of Anchor National Life Insurance Company



In our opinion, the accompanying consolidated balance sheet and the related consolidated income statement and statement of cash flows present fairly, in all material respects, the financial position of Anchor National Life Insurance Company and its subsidiaries at September 30, 1995 and 1994, and the results of their operations and their cash flows for each of the three years in the period ended September 30, 1995, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.



As discussed in Note 7, the Company adopted Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes," in fiscal 1994.






Price Waterhouse LLP

Los Angeles, California
November 6, 1995

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY


                           CONSOLIDATED BALANCE SHEET


                                                                                   SEPTEMBER 30,          SEPTEMBER 30,
                                                                                       1995                   1994
                                                                                 ---------------        ---------------
ASSETS
Investments:
  Cash and short-term investments                                                $   249,209,000        $   157,438,000
  Bonds, notes and redeemable preferred stocks:
    Available for sale, at fair value
     (amortized cost: 1995, $1,500,062,000;
     1994, $1,108,271,000)                                                         1,489,213,000          1,026,120,000
   Held for investment, at amortized cost
      (fair value: 1995, $165,004,000; 1994, $180,247,000)                           157,901,000            175,885,000
  Mortgage loans                                                                      94,260,000            108,332,000
  Common stocks, at fair value (cost: 1995, $6,576,000;
    1994, $8,789,000)                                                                  4,097,000              7,550,000
  Real estate                                                                         55,798,000             89,539,000
  Other invested assets                                                               64,430,000             67,208,000
                                                                                 ---------------        ---------------
  Total investments                                                                2,114,908,000          1,632,072,000

Variable annuity assets                                                            5,230,246,000          4,486,703,000
Accrued investment income                                                             14,192,000             17,565,000
Deferred acquisition costs                                                           383,069,000            416,289,000
Other assets                                                                          41,282,000             49,497,000
                                                                                 ---------------        ---------------
TOTAL ASSETS                                                                     $ 7,783,697,000        $ 6,602,126,000
                                                                                 ===============        ===============
LIABILITIES AND SHAREHOLDER'S EQUITY
Reserves, payables and accrued liabilities:
  Reserves for fixed annuity contracts                                           $ 1,497,052,000        $ 1,437,488,000
  Reserves for guaranteed investment contracts                                       277,095,000                   ---
  Payable to brokers for purchases of securities                                     155,861,000            124,624,000
  Income taxes currently payable                                                      15,720,000             12,331,000
  Other liabilities                                                                   58,204,000             58,891,000
                                                                                 ---------------        ---------------
  Total reserves, payables and accrued liabilities                                 2,003,932,000          1,633,334,000
                                                                                 ---------------        ---------------
Variable annuity liabilities                                                       5,230,246,000          4,486,703,000
                                                                                 ---------------        ---------------
Subordinated notes payable to Parent                                                  34,000,000             34,000,000
                                                                                 ---------------        ---------------
Deferred income taxes                                                                 73,459,000             64,567,000
                                                                                 ---------------        ---------------
Shareholder's equity:
  Common Stock                                                                         3,511,000              3,511,000
  Additional paid-in capital                                                         252,876,000            252,876,000
  Retained earnings                                                                  191,346,000            152,088,000
  Net unrealized losses on debt and equity
  securities available for sale                                                       (5,673,000)           (24,953,000)
                                                                                 ---------------        ---------------
  Total shareholder's equity                                                         442,060,000            383,522,000
                                                                                 ---------------        ---------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                       $ 7,783,697,000        $ 6,602,126,000
                                                                                 ===============        ===============

  The accompanying notes are an integral part of these consolidated financial statements.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                         CONSOLIDATED INCOME STATEMENT


                                                                          YEARS ENDED SEPTEMBER 30,
                                                            -------------------------------------------------------
                                                                1995                 1994                 1993
                                                            -------------        -------------        -------------
Investment income                                           $ 129,466,000        $ 127,758,000        $ 137,591,000
                                                            -------------        -------------        -------------
Interest expense on:
  Fixed annuity contracts                                     (72,975,000)         (66,311,000)         (87,479,000)
  Guaranteed investment contracts                              (3,733,000)                ---                  ---
  Senior indebtedness                                            (227,000)             (71,000)             (34,000)
  Subordinated notes payable to Parent                         (2,448,000)          (2,380,000)          (1,166,000)
                                                            -------------        -------------        -------------
  Total interest expense                                      (79,383,000)         (68,762,000)         (88,679,000)
                                                            -------------        -------------        -------------
NET INVESTMENT INCOME                                          50,083,000           58,996,000           48,912,000
NET REALIZED INVESTMENT LOSSES                                 (4,363,000)         (33,713,000)         (22,247,000)
                                                            -------------        -------------        -------------
Fee income:
  Variable annuity fees                                        84,171,000           79,101,000           67,222,000
  Asset management fees                                        26,935,000           31,302,000           32,293,000
  Net retained commissions                                     23,267,000           19,180,000           16,928,000
                                                            -------------        -------------        -------------
TOTAL FEE INCOME                                              134,373,000          129,583,000          116,443,000
                                                            -------------        -------------        -------------
Other income and expenses:
  Surrender charges                                             5,889,000            5,034,000            5,306,000
  General and administrative expenses                         (61,629,000)         (52,636,000)         (55,142,000)
  Provision for future guaranty fund
    assessments                                                      ---                  ---            (4,800,000)
  Amortization of deferred acquisition costs                  (57,005,000)         (43,992,000)         (30,825,000)
  Other, net                                                   (2,351,000)           4,048,000            5,865,000
                                                            -------------        -------------        -------------
TOTAL OTHER INCOME AND EXPENSES                              (115,096,000)         (87,546,000)         (79,596,000)
                                                            -------------        -------------        -------------
PRETAX INCOME                                                  64,997,000           67,320,000           63,512,000

Income tax expense                                            (25,739,000)         (22,705,000)         (21,794,000)
                                                            -------------        -------------        -------------
INCOME BEFORE CUMULATIVE EFFECT OF CHANGE
  IN ACCOUNTING FOR INCOME TAXES                               39,258,000           44,615,000           41,718,000

Cumulative effect of change in accounting
  for income taxes                                                   ---           (20,463,000)                ---
                                                            -------------        -------------        -------------
NET INCOME                                                  $  39,258,000        $  24,152,000        $  41,718,000
                                                            =============        =============        =============





  The accompanying notes are an integral part of these consolidated financial statements.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY


                      CONSOLIDATED STATEMENT OF CASH FLOWS



                                                                             Years ended September 30,
                                                             ------------------------------------------------------
                                                                 1995                 1994                 1993
                                                             ------------         ------------         ------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                   $ 39,258,000         $ 24,152,000         $ 41,718,000
Adjustments to reconcile net income to
  net cash provided by operating
  activities:
    Interest credited to:
      Fixed annuity contracts                                  72,975,000           66,311,000           87,479,000
      Guaranteed investment contracts                           3,733,000                 ---                  ---
    Net realized investment losses                              4,363,000           33,713,000           22,247,000
    Accretion of net discounts on
      investments                                              (6,865,000)          (2,050,000)          (9,149,000)
    Amortization of goodwill                                    1,168,000            1,169,000            1,167,000
    Provision for deferred income taxes                        (1,489,000)          19,395,000            2,982,000
    Cumulative effect of change in
      accounting for income taxes                                    ---            20,463,000                 ---
Change in:
    Deferred acquisition costs                                 (7,180,000)         (34,612,000)         (48,413,000)
    Other assets                                                7,047,000            5,133,000            3,017,000
    Income taxes receivable/payable                             3,389,000            6,559,000           23,479,000
    Other liabilities                                           2,231,000               46,000           11,596,000
Other, net                                                      3,380,000             (950,000)             466,000
                                                             ------------         ------------         ------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                     122,010,000          139,329,000          136,589,000
                                                             ------------         ------------         ------------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Premium receipts on:
    Fixed annuity contracts                                   245,320,000          138,526,000           63,796,000
    Guaranteed investment contracts                           275,000,000                 ---                  ---
  Net exchanges to (from) the fixed
    accounts of variable annuity
    contracts                                                  10,475,000          (29,286,000)         (45,516,000)
  Withdrawal payments on:
    Fixed annuity contracts                                  (237,977,000)        (269,412,000)        (245,250,000)
    Guaranteed investment contracts                            (1,638,000)                ---                  ---
  Claims and annuity payments on
    fixed annuity contracts                                   (31,237,000)         (31,146,000)         (33,938,000)
  Net increase in subordinated notes
    payable to Parent                                                ---                  ---            18,500,000
  Net receipts from (repayments of)
    other short-term financings                                 5,034,000         (166,685,000)          38,857,000
                                                             ------------         ------------         ------------
NET CASH PROVIDED (USED) BY FINANCING
  ACTIVITIES                                                  264,977,000         (358,003,000)        (203,551,000)
                                                             ------------         ------------         ------------

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY


                                                                            Years ended September 30,
                                                         ---------------------------------------------------------------
                                                              1995                    1994                    1993
                                                         ---------------         ---------------         ---------------
CASH FLOWS FROM INVESTING ACTIVITIES:
 Purchases of:
   Bonds, notes and redeemable preferred
     stocks available for sale                           $(1,556,586,000)        $(1,197,743,000)        $(1,254,755,000)
   Bonds, notes and redeemable preferred
     stocks held for investment                                     ---                 (209,000)            (64,167,000)
   Mortgage loans                                                   ---              (10,666,000)            (39,100,000)
   Other investments, excluding
     short-term investments                                  (13,028,000)            (26,108,000)            (31,674,000)
 Sales of:
   Bonds, notes and redeemable preferred
     stocks available for sale                             1,026,078,000             877,068,000             878,277,000
   Bonds, notes and redeemable preferred
     stocks held for investment                                     ---                     ---               82,014,000
   Real estate                                                36,813,000              33,443,000              38,333,000
   Other investments, excluding
     short-term investments                                    5,130,000               2,353,000              21,616,000

Redemptions and maturities of:
   Bonds, notes and redeemable preferred
     stocks available for sale                               157,195,000             139,691,000             255,787,000
   Bond, notes and redeemable preferred
     stocks held for investment                               21,493,000              34,072,000             184,925,000
   Investment in real estate separate
     account                                                        ---                     ---               92,130,000
   Mortgage loans                                             14,403,000              10,087,000              17,614,000
   Other investments, excluding
     short-term investments                                   13,286,000              13,500,000               6,962,000
 Payment of holdback liability for 1990
   purchase of annuity business                                     ---                     ---              (14,250,000)
                                                         ---------------         ---------------         ---------------
NET CASH PROVIDED (USED) BY INVESTING
  ACTIVITIES                                                (295,216,000)           (124,512,000)            173,712,000
                                                         ---------------         ---------------         ---------------
NET INCREASE (DECREASE) IN CASH AND
  SHORT-TERM INVESTMENTS                                      91,771,000            (343,186,000)            106,750,000

CASH AND SHORT-TERM INVESTMENTS AT
  BEGINNING OF PERIOD                                        157,438,000             500,624,000             393,874,000
                                                         ---------------         ---------------         ---------------
CASH AND SHORT-TERM INVESTMENTS AT
  END OF PERIOD                                          $   249,209,000         $   157,438,000         $   500,624,000
                                                         ===============         ===============         ===============
SUPPLEMENTAL CASH FLOW INFORMATION:

  Interest paid on indebtedness                          $     3,235,000         $     1,175,000         $        34,000
                                                         ===============         ===============         ===============
  Income taxes paid (recovered)                          $    23,656,000         $    (3,328,000)        $    (6,736,000)
                                                         ===============         ===============         ===============



  The accompanying notes are an integral part of these consolidated financial statements.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         GENERAL: Anchor National Life Insurance Company (the "Company") is a wholly owned indirect subsidiary of SunAmerica Inc. (the "Parent").

         The consolidated financial statements include the accounts of the Company and all significant subsidiaries, including Anchor Investment Advisor, Inc.; SunAmerica Asset Management Corp.; SunAmerica Capital Services, Inc.; Saamsun Holdings Corp.; SAM Holdings Corporation; SunRoyal Holding Corporation; and Royal Alliance Associates, Inc.
         All significant intercompany transactions have been eliminated. Certain items have been reclassified to conform to the current year's presentation.

         INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments, repurchase agreements and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows. Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to shareholder's equity. It is management's intent, and the Company has the ability, to hold the remainder of bonds, notes and redeemable preferred stocks until maturity, and therefore, these investments are carried at amortized cost. Bonds, notes and redeemable preferred stocks, whether available for sale or held for investment, are reduced to estimated net realizable value when necessary for declines in value considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependant upon future events. Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Real estate is carried at the lower of cost or fair value. Other invested assets include investments in limited partnerships, most of which are accounted for by using the cost method of accounting; separate account investments; leveraged leases; policy loans, which are carried at unpaid balances; and collateralized mortgage obligation residuals. Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined using the specific cost identification method. Premiums and discounts on investments are amortized to investment income using the interest method over the contractual lives of the investments.

         DEFERRED ACQUISITION COSTS: Policy acquisition costs are deferred and amortized, with interest, over the estimated lives of the contracts in relation to the present value of estimated gross profits, which are composed of net interest income, net realized investment gains and losses, variable annuity fees, surrender charges and direct administrative expenses. Costs incurred to sell mutual funds are also deferred and amortized over the estimated lives of the funds obtained. Deferred acquisition costs consist of commissions and other costs which vary with, and are primarily related to, the production or acquisition of new business.

                      ANCHOR NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale that is credited or charged directly to shareholder's equity. At September 30, 1995 and 1994, deferred acquisition costs have been increased by $4,600,000 and $45,000,000, respectively, for this adjustment.

         VARIABLE ANNUITY ASSETS AND LIABILITIES: The assets and liabilities resulting from the receipt of variable annuity premiums are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the income statement.

         GOODWILL: Goodwill, amounting to $20,647,000 at September 30, 1995, is amortized by using the straight-line method over a period averaging 25 years and is included in Other Assets in the balance sheet.

         CONTRACTHOLDER RESERVES: Contractholder reserves for fixed annuity contracts and guaranteed investment contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (premiums received, plus accrued interest, less withdrawals and assessed fees).

         FEE INCOME: Variable Annuity fees and asset management fees are recognized in income as earned. Net retained commissions are recognized on a trade date basis.

         INCOME TAXES: The Company is included in the consolidated federal income tax return of the Parent and files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Income taxes have been calculated as if the Company filed a separate return. Effective October 1, 1993 deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


2.       INVESTMENTS

         The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale and held for investment by major category follow:


                                                                                                            ESTIMATED
                                                                                  AMORTIZED                   FAIR
                                                                                    COST                      VALUE
                                                                               ---------------           ---------------
         AT SEPTEMBER 30, 1995:

         AVAILABLE FOR SALE:
          Securities of the United States Government                           $    63,701,000           $    65,195,000
          Mortgage-backed securities                                             1,144,645,000             1,134,361,000
          Securities of public utilities                                               792,000                   774,000
          Corporate bonds and notes                                                290,924,000               288,883,000
                                                                               ---------------           ---------------
            Total available for sale                                           $ 1,500,062,000           $ 1,489,213,000
                                                                               ===============           ===============
         HELD FOR INVESTMENT:
          Securities of the United States Government                           $    10,379,000           $    10,797,000
          Mortgage-backed securities                                                 8,378,000                 8,378,000
          Corporate bonds and notes                                                105,980,000               112,665,000
          Other debt securities                                                     33,164,000                33,164,000
                                                                               ---------------           ---------------
            Total held for investment                                          $   157,901,000           $   165,004,000
                                                                               ===============           ===============

         AT SEPTEMBER 30, 1994:

         AVAILABLE FOR SALE:
          Securities of the United States Government                           $    16,623,000           $    16,379,000
          Mortgage-backed securities                                               833,445,000               765,946,000
          Securities of public utilities                                            13,423,000                12,837,000
          Corporate bonds and notes                                                243,405,000               229,411,000
          Redeemable preferred stocks                                                1,375,000                 1,547,000
                                                                               ---------------           ---------------
            Total available for sale                                           $ 1,108,271,000           $ 1,026,120,000
                                                                               ===============           ===============

         HELD FOR INVESTMENT:
          Securities of the United States Government                           $    10,370,000           $    10,320,000
          Mortgage-backed securities                                                 8,831,000                 8,725,000
          Corporate bonds and notes                                                126,333,000               130,851,000
          Other debt securities                                                     30,351,000                30,351,000
                                                                               ---------------           ---------------
            Total held for investment                                          $   175,885,000           $   180,247,000
                                                                               ===============           ===============


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


2.       INVESTMENTS (CONTINUED)

         The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale and held for investment by contractual maturity, as of September 30, 1995, follow:

                                                                                                             ESTIMATED
                                                                                     AMORTIZED                 FAIR
                                                                                       COST                    VALUE
                                                                                  ---------------         ---------------
         AVAILABLE FOR SALE:
           Due in one year or less                                                $    10,243,000         $    11,285,000
           Due after one year through five years                                       52,644,000              52,922,000
           Due after five years through ten years                                     223,820,000             222,362,000
           Due after ten years                                                         68,710,000              68,283,000
           Mortgage-backed securities                                               1,144,645,000           1,134,361,000
                                                                                  ---------------         ---------------
              Total available for sale                                            $ 1,500,062,000         $ 1,489,213,000
                                                                                  ===============         ===============

         HELD FOR INVESTMENT:
           Due in one year or less                                                $       500,000         $       500,000
           Due after one year through five years                                       33,465,000              35,103,000
           Due after five years through ten years                                      67,109,000              70,970,000
           Due after ten years                                                         48,449,000              50,053,000
           Mortgage-backed securities                                                   8,378,000               8,378,000
                                                                                  ---------------         ---------------
              Total held for investment                                           $   157,901,000         $   165,004,000
                                                                                  ===============         ===============

         Actual maturities of bonds, notes and redeemable preferred stocks will differ from those shown above because of prepayments and redemptions.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


2.       INVESTMENTS (CONTINUED)

         Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks available for sale and held for investment by major category follow:

                                                                                       GROSS                  GROSS
                                                                                     UNREALIZED             UNREALIZED
                                                                                       GAINS                  LOSSES
                                                                                   --------------         ---------------
         AT SEPTEMBER 30, 1995:

         AVAILABLE FOR SALE:
           Securities of the United States Government                              $    1,545,000         $       (51,000)
           Mortgage-backed securities                                                  12,117,000             (22,401,000)
           Securities of public utilities                                                    ---                  (18,000)
           Corporate bonds and notes                                                    5,344,000              (7,385,000)
                                                                                   --------------         ---------------
             Total available for sale                                              $   19,006,000         $   (29,855,000)
                                                                                   ==============         ===============
         HELD FOR INVESTMENT:
           Securities of the United States Government                              $      432,000         $       (14,000)
           Corporate bonds and notes                                                    6,685,000                    ---
                                                                                   --------------         ---------------
             Total held for investment                                             $    7,117,000         $       (14,000)
                                                                                   ==============         ===============

         AT SEPTEMBER 30, 1994:

         AVAILABLE FOR SALE:
           Securities of the United States Government                              $         ---          $      (244,000)
           Mortgage-backed securities                                                   2,852,000             (70,351,000)
           Securities of public utilities                                                    ---                 (586,000)
           Corporate bonds and notes                                                      753,000             (14,747,000)
           Redeemable preferred stocks                                                    172,000                    ---
                                                                                   --------------         ---------------
             Total available for sale                                              $    3,777,000         $   (85,928,000)
                                                                                   ==============         ===============
         HELD FOR INVESTMENT:
           Securities of the United States Government                              $       85,000         $      (135,000)
           Mortgage-backed securities                                                       7,000                (113,000)
           Corporate bonds and notes                                                    4,619,000                (101,000)
                                                                                   --------------         ---------------
             Total held for investment                                             $    4,711,000         $      (349,000)
                                                                                   ==============         ===============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


2.       INVESTMENTS (CONTINUED)

         At September 30, 1995, gross unrealized gains on equity securities aggregated $1,082,000 and gross unrealized losses aggregated $3,561,000. At September 30, 1994, gross unrealized gains on equity securities aggregated $878,000 and gross unrealized losses aggregated $2,117,000.

         Gross realized investment gains and losses on sales of all types of investments are as follows:

                                                                               YEARS ENDED SEPTEMBER 30,
                                                               --------------------------------------------------------
                                                                    1995                 1994                 1993
                                                               -------------         -------------        -------------
         Bonds, notes and redeemable preferred stocks:
           Available for sale:
              Realized gains                                    $  15,983,000        $  12,760,000        $  20,193,000
              Realized losses                                     (21,842,000)         (31,066,000)          (8,132,000)

           Held for investment:
              Realized gains                                        2,413,000              890,000            5,194,000
              Realized losses                                        (586,000)          (1,913,000)            (257,000)

         Equities:
           Realized gains                                             994,000              467,000            2,445,000
           Realized losses                                           (114,000)            (303,000)          (2,653,000)

         Other investments:
           Realized gains                                           3,561,000                 ---               255,000
           Realized losses                                            (12,000)            (358,000)          (1,573,000)

         Impairment writedowns                                     (4,760,000)         (14,190,000)         (37,719,000)
                                                                -------------        -------------        -------------
         Total net realized investment losses                   $  (4,363,000)       $ (33,713,000)       $ (22,247,000)
                                                                =============        =============        =============

         The net realized gains and losses included in bonds, notes and redeemable preferred stocks held for investment in 1995 and 1994 reflect net gains and losses realized upon redemptions, the net of which amounted to gains of $1,827,000 in 1995 and losses of $1,023,000 in 1994. In 1993, the net gains of $4,937,000 were realized on sales of securities totaling $77,077,000.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


2.       INVESTMENTS (CONTINUED)

         The sources and related amounts of investment income are as follows:

                                                                                YEARS ENDED SEPTEMBER 30,
                                                                 -------------------------------------------------------
                                                                     1995                 1994                 1993
                                                                 -------------        -------------        -------------
         Short-term investments                                  $   8,308,000        $   4,648,000        $   7,278,000
         Bonds, notes and redeemable preferred stocks              107,643,000           98,935,000          106,013,000
         Mortgage loans                                              7,419,000           12,133,000            9,418,000
         Common stocks                                                   3,000                1,000               15,000
         Real estate                                                   (51,000)           1,379,000              302,000
         Limited partnerships                                        5,128,000            9,487,000           12,064,000
         Other invested assets                                       1,016,000            1,175,000            2,501,000
                                                                 -------------        -------------        -------------
           Total investment income                               $ 129,466,000        $ 127,758,000        $ 137,591,000
                                                                 =============        =============        =============

         Expenses incurred to manage the investment portfolio amounted to $1,983,000 for the year ended September 30, 1995, $1,714,000 for the year ended September 30, 1994, and $1,478,000 for the year ended September 30, 1993 and are included in General and Administrative Expenses in the income statement.

         At September 30, 1995, no investment exceeded 10% of the Company's consolidated shareholder's equity.

         At September 30, 1995, mortgage loans were collateralized by properties located in 8 states, with loans totaling approximately 22% of the aggregate carrying value of the portfolio secured by properties located in Colorado, approximately 18% by properties located in California and approximately 17% by properties located in New Jersey. No more than 13% of the portfolio was secured by properties in any other single state.

         At September 30, 1995, bonds, notes and redeemable preferred stocks included $148,355,000 (at amortized cost, with fair value of $143,778,000) of investments not rated investment grade by either Standard & Poor's Corporation, Moody's Investors Service or under National Association of Insurance Commissioners' guidelines. The Company had no material concentrations of non-investment grade assets at September 30, 1995.

         At September 30, 1995, the amortized cost of investments in default as to the payment of principal or interest was $4,958,000 and the fair value was $3,500,000, all of which are unsecured non-investment grade bonds.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


2.       INVESTMENTS (CONTINUED)

         At September 30, 1995, $5,108,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

         The Company has undertaken to dispose of certain real estate investments, having an aggregate carrying value of $55,798,000, during the next one to two years, to affiliated or nonaffiliated parties, and the Parent has guaranteed that the Company will receive its current carrying value for these assets.

3.       DISCLOSURE ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following estimated fair value disclosures are limited to the reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its other invested assets, equity investments and real estate investments) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

         The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

         The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

         CASH AND SHORT TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

         BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

         MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

         VARIABLE ANNUITY ASSETS: Variable annuity assets are carried at the market value of the underlying securities.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


3.       DISCLOSURE ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

         RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts and single premium life contracts are assigned fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

         RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

         PAYABLE TO BROKERS FOR PURCHASES OF SECURITIES: Such obligations represent net transactions of a short-term nature for which the carrying value is considered a reasonable estimate of fair value.


         VARIABLE ANNUITY LIABILITIES: Fair values of contracts in the accumulation phase are based on net surrender values. Fair values of contracts in the payout phase are based on the present value of future cash flows at assumed investment rates.

         SUBORDINATED NOTES PAYABLE TO PARENT: Fair value is estimated based on the quoted market prices for similar issues.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


3.       DISCLOSURE ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

         The estimated fair values of the Company's financial instruments at September 1995 and 1994, compared with their respective carrying values are as follows:

                                                                         CARRYING                   FAIR
                                                                          VALUE                     VALUE
                                                                     ---------------           ---------------
         1995:

         Assets:
           Cash and short-term investments                           $   249,209,000           $   249,209,000
           Bonds, notes and redeemable preferred stocks                1,647,114,000             1,654,217,000
           Mortgage loans                                                 94,260,000                95,598,000
           Variable annuity assets                                     5,230,246,000             5,230,246,000

         Liabilities:
           Reserves for fixed annuity contracts                        1,497,052,000             1,473,757,000
           Reserves for guaranteed investment contracts                  277,095,000               277,095,000
           Payable to brokers for purchases of securities                155,861,000               155,861,000
           Variable annuity liabilities                                5,230,246,000             5,077,257,000
           Subordinated notes payable to Parent                           34,000,000                34,620,000
                                                                     ===============           ===============
         1994:

         Assets:
           Cash and short-term investments                           $   157,438,000           $   157,438,000
           Bonds, notes and redeemable preferred stocks                1,202,005,000             1,206,367,000
           Mortgage loans                                                108,332,000               104,835,000
           Variable annuity assets                                     4,486,703,000             4,486,703,000

         Liabilities:
           Reserves for fixed annuity contracts                        1,437,488,000             1,411,117,000
           Payable to brokers for purchases of securities                124,624,000               124,624,000
           Variable annuity liabilities                                4,486,703,000             4,335,753,000
           Subordinated notes payable to Parent                           34,000,000                33,897,000
                                                                     ===============           ===============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


4.       SUBORDINATED NOTES PAYABLE TO PARENT

         Subordinated notes payable to Parent bear interest at a weighted average rate of 7.20% (with rates ranging from 7.00% to 9.00%) and require principal payments of $22,500,000 in 1996, $4,000,000 in 1997 and $7,500,000 in 1998.


5.       CONTINGENT LIABILITIES

         The Company is involved in various kinds of litigation common to its businesses. These cases are in various stages of development and, based on reports of counsel, management believes that provisions made for potential losses are adequate and any further liabilities and costs will not have a material adverse impact upon the Company's financial position or results of operations.

6.       SHAREHOLDER'S EQUITY

         The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At September 30, 1995, 1994 and 1993, 3,511 shares are outstanding. Changes in shareholder's equity are as follows:

                                                                         YEARS ENDED SEPTEMBER 30,
                                                         -------------------------------------------------------
                                                             1995                 1994                 1993
                                                         -------------        -------------        -------------
          RETAINED EARNINGS:
            Beginning balance                            $ 152,088,000        $ 127,936,000        $  86,218,000
            Net income                                      39,258,000           24,152,000           41,718,000
                                                         -------------        -------------        -------------
            Ending balance                               $ 191,346,000        $ 152,088,000        $ 127,936,000
                                                         =============        =============        =============

          NET UNREALIZED GAINS (LOSSES)
           ON DEBT AND EQUITY SECURITIES
           AVAILABLE FOR SALE:
            Beginning balance                            $ (24,953,000)       $ (13,230,000)       $ (20,127,000)
            Change in net unrealized
              gains (losses) on debt
              securities available
              for sale                                      71,302,000          (69,407,000)           4,998,000
            Change in net unrealized
              gains (losses) on equity
              securities available
              for sale                                      (1,240,000)            (753,000)           1,899,000
            Change in adjustment to
              deferred acquisition costs                   (40,400,000)          45,000,000                 ---
            Tax effects of net changes                     (10,382,000)          13,437,000                 ---
                                                         -------------        -------------        -------------
            Ending balance                               $  (5,673,000)       $ (24,953,000)       $ (13,230,000)
                                                         =============        =============        =============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


6.       SHAREHOLDER'S EQUITY (CONTINUED)

         Dividends which the Company may pay to its shareholder in any year without prior approval of the California Insurance Commissioner are limited by statute. Under California insurance law, without prior approval of the insurance commissioner, dividends and distributions to shareholders are limited to the greater of (i) 10% of the preceding December 31 balance of statutory surplus as regards policyholders or
         (ii) the prior calendar year's net statutory gain from operations. In addition, new law requires prior notice of any dividend and grants the commissioner authority to order that a dividend not be paid. No dividends were paid in fiscal years 1995, 1994 or 1993.

         Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the nine months ended September 30, 1995 was $34,477,000. The statutory net income for the year ended December 31, 1994 was $35,060,000 and for the year ended December 31, 1993 was $51,686,000. The Company's statutory capital and surplus was $260,454,000 at September 30, 1995, $219,577,000 at December 31, 1994 and $199,082,000 at December 31,
         1993.

7.       INCOME TAXES

         The components of the provisions for federal income taxes on pretax income consist of the following:

                                                       NET REALIZED
                                                        INVESTMENT
                                                      GAINS (LOSSES)         OPERATIONS            TOTAL
                                                      -------------         ------------        ------------
         1995:
         Currently payable                             $  4,248,000         $ 22,980,000        $ 27,228,000
         Deferred                                        (6,113,000)           4,624,000          (1,489,000)
                                                       ------------         ------------        ------------

         Total income tax expense                      $ (1,865,000)        $ 27,604,000        $ 25,739,000
                                                       ============         ============        ============
         1994:
         Currently payable                             $ (6,825,000)        $ 10,135,000        $  3,310,000
         Deferred                                        (1,320,000)          20,715,000          19,395,000
                                                       ------------         ------------        ------------

         Total income tax expense                      $ (8,145,000)        $ 30,850,000        $ 22,705,000
                                                       ============         ============        ============
         1993:
         Currently payable                             $   (836,000)        $ 19,648,000        $ 18,812,000
         Deferred                                        (6,819,000)           9,801,000           2,982,000
                                                       ------------         ------------        ------------

         Total income tax expense                      $ (7,655,000)        $ 29,449,000        $ 21,794,000
                                                       ============         ============        ============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


7.       INCOME TAXES (CONTINUED)

         Income taxes computed at the United States federal income tax rate of 35% for 1995 and 1994 and 34.75% for 1993 and income taxes provided differ as follows:


                                                                         YEARS ENDED SEPTEMBER 30,
                                                         ---------------------------------------------------------
                                                             1995                 1994                   1993
                                                         -------------        -------------         --------------
         Amount computed at
            statutory rate                               $  22,749,000        $  23,562,000         $   22,000,000
         Increases (decreases)
            resulting from:
              Amortization of differences
                between book and tax bases of
                net assets acquired                          3,049,000              465,000              1,423,000
              State income taxes, net of federal
                tax benefit                                    437,000             (662,000)              (223,000)
              Tax credits                                     (168,000)            (612,000)            (1,849,000)
              Other                                           (328,000)             (48,000)               443,000
                                                        --------------       --------------         --------------
         Total income tax expense                       $   25,739,000       $   22,705,000         $   21,794,000
                                                        ==============       ==============         ==============

         For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a memorandum policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,300,000 at September 30, 1995. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


7.       INCOME TAXES (CONTINUED)

         Effective October 1, 1993, the Company adopted the provisions of Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes." Accordingly, the cumulative effect of this change in accounting for income taxes was recorded during the quarter ended December 31, 1993 to increase the liability for deferred income taxes by $20,463,000.

         Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for deferred income taxes are as follows:




                                                                              SEPTEMBER 30,          SEPTEMBER 30,
                                                                                  1995                   1994
                                                                              -------------          -------------
         Deferred tax liabilities:
           Investments                                                        $  14,181,000          $  17,079,000
           Deferred acquisition costs                                           118,544,000            117,200,000
           State income taxes                                                     1,847,000              2,917,000
                                                                              -------------          -------------
           Total deferred tax liabilities                                       134,572,000            137,196,000
                                                                              -------------          -------------
         Deferred tax assets:
           Contractholder reserves                                              (55,910,000)           (54,819,000)
           Guaranty fund assessments                                             (1,123,000)            (1,197,000)
           Deferred expenses                                                     (1,025,000)            (3,177,000)
           Net unrealized losses on certain
             debt and equity securities                                          (3,055,000)           (13,436,000)
                                                                              -------------          -------------
           Total deferred tax assets                                            (61,113,000)           (72,629,000)
                                                                              -------------          -------------

         Deferred income taxes                                                $  73,459,000          $  64,567,000
                                                                              =============          =============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


8.       RELATED PARTY MATTERS

         The Company pays commissions to two affiliated companies, SunAmerica Securities, Inc. and Royal Alliance Associates, Inc. These broker-dealers represent a significant portion of the Company's business, amounting to approximately 28.2%, 28.3% and 30.6% of premiums in 1995, 1994 and 1993, respectively. Commissions paid to these broker-dealers totaled $19,828,000 in 1995, $18,725,000 in 1994 and $17,541,000 in 1993. The Company purchases administrative, investment management, accounting, marketing and data processing services from SunAmerica Financial, Inc., whose purpose is to provide services to the SunAmerica companies. Amounts paid for such services totaled $42,083,000 for the year ended September 30, 1995, $36,934,000 for the year ended September 30, 1994 and $32,711,000 for the year ended September 30, 1993.

         During the year ended September 30, 1994, the Company sold to the Parent real estate for cash equal to its carrying value of $29,761,000. During the year ended September 30, 1993, the Company sold to the Parent various invested assets for cash equal to their carrying values of $88,488,000 (including real estate of $45,668,000).

         During the year ended September 30, 1993, the Company sold to SunAmerica Life Insurance Company various invested assets with carrying values of $46,332,000 for cash of $46,334,000 and recorded net gains of $2,000.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


9.       BUSINESS SEGMENTS

         The Company has three business segments: annuity operations, asset management, and broker-dealer operations. Respectively, these include the sale of fixed and variable annuities; the management and marketing of mutual funds; and the sale of securities and financial services products. Summarized data for the years ended September 30, 1995, 1994 and 1993 follow:


                                                               TOTAL
                                                           DEPRECIATION
                                                                AND
                                           TOTAL           AMORTIZATION           PRETAX               TOTAL
                                          REVENUES            EXPENSE             INCOME               ASSETS
                                        -------------      -------------       -------------       --------------
         1995:
         Annuity operations             $ 205,698,000      $  36,642,000       $  55,462,000       $7,667,946,000
         Asset management                  30,253,000         24,069,000             510,000           86,510,000
         Broker-dealer operations          23,525,000            411,000           9,025,000           29,241,000
                                        -------------      -------------       -------------       --------------
         Total                          $ 259,476,000      $  61,122,000       $  64,997,000       $7,783,697,000
                                        =============      =============       =============       ==============
         1994:
         Annuity operations             $ 171,553,000      $  26,298,000       $  52,284,000       $6,473,065,000
         Asset management                  32,803,000         19,330,000           7,916,000          102,192,000
         Broker-dealer operations          19,272,000            408,000           7,120,000           26,869,000
                                        -------------      -------------       -------------       --------------
         Total                          $ 223,628,000      $  46,036,000       $  67,320,000       $6,602,126,000
                                        =============      =============       =============       ==============
         1993:
         Annuity operations             $ 181,057,000      $  23,634,000       $  42,682,000       $6,545,966,000
         Asset management                  33,826,000          8,853,000          14,806,000           98,137,000
         Broker-dealer operations          16,904,000            440,000           6,024,000           27,286,000
                                        -------------      -------------       -------------       --------------
         Total                          $ 231,787,000      $  32,927,000       $  63,512,000       $6,671,389,000
                                        =============      =============       =============       ==============

                                                                      [LOGO]



                         VARIABLE  ANNUITY ACCOUNT ONE

                                       OF

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS

                               DECEMBER 31, 1994

         [LETTERHEAD]                                                 [LOGO]



                       REPORT OF INDEPENDENT ACCOUNTANTS


         February 21, 1995


         To the Board of Directors of Anchor National Life Insurance Company and the Contractholders of its separate account, Variable Annuity Account One


         In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account One, a separate account of Anchor National Life Insurance Company (the "Separate Account") at December 31, 1994, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned as of December 31, 1994 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

         Price Waterhouse LLP

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                            STATEMENT OF NET ASSETS
                               December  31, 1994


                                     Foreign        Capital                      Natural   Convertible     Strategic
                                  Securities   Appreciation        Growth      Resources    Securities   Multi-Asset   Multi-Asset
                                   Portfolio      Portfolio     Portfolio      Portfolio     Portfolio     Portfolio     Portfolio
                                 -------------------------------------------------------------------------------------------------
Assets:

 Investments in Anchor Series
    Trust, at market value       $63,012,368   $111,034,665  $160,129,600    $18,359,583   $31,905,579   $60,005,971  $136,900,637



Liabilities                                0              0             0              0             0             0             0
                                 -------------------------------------------------------------------------------------------------

Net assets                       $63,012,368   $111,034,665  $160,129,600    $18,359,583   $31,905,579   $60,005,971  $136,900,637
                                 =================================================================================================

Accumulation units outstanding     5,328,356      5,135,811     5,852,892      1,219,818     1,914,508     3,957,935     8,354,441
                                 =================================================================================================

Unit value of accumulation units    $11.8258       $21.6196      $27.3589       $15.0511      $16.6652      $15.1609      $16.3866
                                 =================================================================================================




                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                            STATEMENT OF NET ASSETS
                               December  31, 1994
                                  (Continued)

                                                                                                   Government and
                                              High Yield    Target '98  Fixed Income  Quality Bond   Money Market
                                               Portfolio     Portfolio     Portfolio     Portfolio      Portfolio           TOTAL
                                             ------------------------------------------------------------------------------------
Assets:

  Investments in Anchor Series
    Trust, at market value                   $44,717,058   $17,023,117   $25,627,697  $141,664,975   $117,922,221    $928,303,471



Liabilities                                            0             0             0             0              0               0
                                             ------------------------------------------------------------------------------------

Net assets                                   $44,717,058   $17,023,117   $25,627,697  $141,664,975   $117,922,221    $928,303,471
                                             ====================================================================================

Accumulation units outstanding                 2,489,359     1,027,577     1,182,553     6,269,658      7,323,744
                                             ====================================================================

Unit value of accumulation units                $17.9633      $16.5663      $21.6714      $22.5953       $16.1014
                                             ====================================================================




                See accompanying notes to financial statements.

                       VARIABLE ANNUITY ACCOUNT ONE OF
                    ANCHOR NATIONAL LIFE INSURANCE COMPANY

                      SCHEDULE OF PORTFOLIO INVESTMENTS
                              December 31, 1994


                                                        Market Value
Variable Account                             Shares        Per Share      Market Value              Cost
--------------------------------------------------------------------------------------------------------
Foreign Securities Portfolio          5,970,848.587       $10.553335       $63,012,368       $62,429,197
Capital Appreciation Portfolio        6,339,506.001        17.514719       111,034,665       116,161,494
Growth Portfolio                      8,807,909.085        18.180206       160,129,600       174,446,088
Natural Resources Portfolio           1,381,239.601        13.292106        18,359,583        17,815,897
Convertible Securities Portfolio      2,759,231.327        11.563213        31,905,579        34,861,086
Strategic Multi-Asset Portfolio       5,315,491.214        11.288885        60,005,971        60,683,192
Multi-Asset Portfolio                11,693,636.211        11.707277       136,900,637       135,724,205
High Yield Portfolio                  5,678,473.759         7.874837        44,717,058        48,964,952
Target '98 Portfolio                  1,395,652.714        12.197244        17,023,117        18,328,510
Fixed Income Portfolio                1,986,947.830        12.898022        25,627,697        27,401,433
Government and Quality Bond
  Portfolio                          11,012,344.306        12.864198       141,664,975       147,254,970
Money Market Portfolio              117,922,220.520         1.000000       117,922,221       117,922,221
                                                                          ------------------------------
                                                                          $928,303,471      $961,993,245
                                                                          ==============================




                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT ONE
                                      OF
                    ANCHOR NATIONAL LIFE INSURANCE COMPANY

                           STATEMENT OF OPERATIONS
                              FOR THE YEAR ENDED
                              December 31, 1994


                                 Foreign      Capital                       Natural  Convertible     Strategic
                              Securities Appreciation          Growth     Resources   Securities   Multi-Asset    Multi-Asset
                               Portfolio    Portfolio       Portfolio     Portfolio    Portfolio     Portfolio      Portfolio
                             ------------------------------------------------------------------------------------------------
Investment income:
  Dividends and capital
    gains distributions         $197,021   $11,752,143    $26,018,780      $289,479   $4,621,938   $11,420,400    $21,289,930
                             ------------------------------------------------------------------------------------------------
Total investment income          197,021    11,752,143     26,018,780       289,479    4,621,938    11,420,400     21,289,930
                             ------------------------------------------------------------------------------------------------
Expenses:
  Mortality risk charge         (633,381)     (980,509)    (1,688,234)     (175,628)    (336,041)     (594,404)    (1,395,945)
  Expense risk charge           (246,315)     (381,309)      (656,535)      (68,300)    (130,683)     (231,157)      (542,868)
  Administrative expense
    risk charge                 (105,563)     (163,418)      (281,372)      (29,271)     (56,007)      (99,067)      (232,657)
                             ------------------------------------------------------------------------------------------------
Total expenses                  (985,259)   (1,525,236)    (2,626,141)     (273,199)    (522,731)     (924,628)    (2,171,470)
                             ------------------------------------------------------------------------------------------------
Net investment income
  (loss)                        (788,238)   10,226,907     23,392,639        16,280    4,099,207    10,495,772     19,118,460
                             ------------------------------------------------------------------------------------------------
Realized gains (losses)
  from securities
  transactions:

    Proceeds from shares
      sold                    51,835,164    89,259,182     98,874,952    15,738,208    9,661,244    12,282,002     39,419,283
    Cost of shares sold      (49,696,121)  (88,200,085)   (95,116,127)  (14,514,206)  (9,192,082)  (10,849,790)   (35,239,193)
                             ------------------------------------------------------------------------------------------------
Net realized gains from
  securities transactions      2,139,043     1,059,097      3,758,825     1,224,002      469,162     1,432,212      4,180,090
                             ------------------------------------------------------------------------------------------------
Change in net unrealized
  appreciation/depreciation
  of investments:

     Beginning of period       5,912,745    12,729,267     25,829,813     2,272,845    5,866,100    13,979,782     29,713,506
     End of period               583,171    (5,126,829)   (14,316,488)      543,686   (2,955,507)     (677,221)     1,176,432
                             ------------------------------------------------------------------------------------------------
Change in net unrealized
  appreciation/depreciation
  of investments              (5,329,574)  (17,856,096)   (40,146,301)   (1,729,159)  (8,821,607)  (14,657,003)   (28,537,074)
                             ------------------------------------------------------------------------------------------------

Increase (decrease) in net
  assets from operations     ($3,978,769)  ($6,570,092)  ($12,994,837)    ($488,877) ($4,253,238)  ($2,729,019)   ($5,238,524)
                             ================================================================================================



                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               December  31, 1994
                                  (Continued)

                                                                    Government and
                           High Yield    Target '98   Fixed Income    Quality Bond    Money Market
                            Portfolio     Portfolio      Portfolio       Portfolio       Portfolio          TOTAL
                          ---------------------------------------------------------------------------------------
Investment income:
  Dividends and capital
    gains distributions    $5,910,352    $1,569,781     $2,417,127     $10,384,101      $4,741,049   $100,612,101
                          ---------------------------------------------------------------------------------------
Total investment income     5,910,352     1,569,781      2,417,127      10,384,101       4,741,049    100,612,101
                          ---------------------------------------------------------------------------------------

Expenses:
  Mortality risk charge      (497,022)     (164,109)      (277,040)     (1,438,093)     (1,120,136)    (9,300,542)
  Expense risk charge        (193,287)      (63,820)      (107,738)       (559,258)       (435,608)    (3,616,878)
  Administrative expense
    risk charge               (82,837)      (27,351)       (46,173)       (239,682)       (186,689)    (1,550,087)
                          ---------------------------------------------------------------------------------------
Total expenses               (773,146)     (255,280)      (430,951)     (2,237,033)     (1,742,433)   (14,467,507)
                          ---------------------------------------------------------------------------------------
Net investment income
  (loss)                    5,137,206     1,314,501      1,986,176       8,147,068       2,998,616     86,144,594
                          ---------------------------------------------------------------------------------------

Realized gains (losses)
  from securities
  transactions:

    Proceeds from shares
      sold                 81,857,653     4,600,374     14,510,022      80,786,003     180,108,947    678,933,034
    Cost of shares sold   (80,666,397)   (4,560,177)   (14,508,381)    (80,117,850)   (180,108,947)  (662,769,356)
                          ---------------------------------------------------------------------------------------
Net realized gains from
  securities transactions   1,191,256        40,197          1,641         668,153               0     16,163,678
                          ---------------------------------------------------------------------------------------
Change in net unrealized
  appreciation/depreciation
  of investments:

    Beginning of period     5,618,717     1,104,547      1,816,625      10,807,646               0    115,651,593
    End of period          (4,247,894)   (1,305,393)    (1,773,736)     (5,589,995)              0    (33,689,774)
                          ---------------------------------------------------------------------------------------
Change in net unrealized
  appreciation/depreciation
  of investments           (9,866,611)   (2,409,940)    (3,590,361)    (16,397,641)              0   (149,341,367)
                          ---------------------------------------------------------------------------------------

Increase (decrease) in net
  assets from operations  ($3,538,149)  ($1,055,242)   ($1,602,544)    ($7,582,420)     $2,998,616   ($47,033,095)
                          =======================================================================================




                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               December  31, 1994

                                                          Foreign          Capital
                                                       Securities     Appreciation           Growth
                                                        Portfolio        Portfolio        Portfolio
                                                      ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                          ($788,238)     $10,226,907      $23,392,639
  Net realized gains from securities transactions       2,139,043        1,059,097        3,758,825
  Change in net unrealized appreciation/
    depreciation of investments                        (5,329,574)     (17,856,096)     (40,146,301)
                                                      ---------------------------------------------
Increase (decrease) in net assets from operations      (3,978,769)      (6,570,092)     (12,994,837)
                                                      ---------------------------------------------
From capital transactions:
  Net proceeds from units sold                          6,829,395       11,425,872        9,748,557
  Cost of units redeemed                              (13,596,578)     (19,957,285)     (35,836,473)
  Net transfers                                         5,483,460        2,784,450      (43,777,642)
                                                      ---------------------------------------------
Increase (decrease) in net assets
  from capital transactions                            (1,283,723)      (5,746,963)     (69,865,558)
                                                      ---------------------------------------------
Increase (decrease) in net assets                      (5,262,492)     (12,317,055)     (82,860,395)
Net assets at beginning of period                      68,274,860      123,351,720      242,989,995
                                                      ---------------------------------------------
Net assets at end of period                           $63,012,368     $111,034,665     $160,129,600
                                                      =============================================
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Units sold                                                559,546          523,875          349,569
Units redeemed                                         (1,192,391)        (928,326)      (1,285,044)
Units transferred                                         449,271          127,667       (1,556,242)
                                                      ---------------------------------------------
Increase (decrease) in units outstanding                 (183,574)        (276,784)      (2,491,717)
Beginning units                                         5,511,930        5,412,595        8,344,609
                                                      ---------------------------------------------
Ending units                                            5,328,356        5,135,811        5,852,892
                                                      =============================================


                                                          Natural     Convertible       Strategic
                                                        Resources      Securities     Multi-Asset      Multi-Asset
                                                        Portfolio       Portfolio       Portfolio        Portfolio
                                                      ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                            $16,280      $4,099,207     $10,495,772      $19,118,460
  Net realized gains from securities transactions       1,224,002         469,162       1,432,212        4,180,090
  Change in net unrealized appreciation/
    depreciation of investments                        (1,729,159)     (8,821,607)    (14,657,003)     (28,537,074)
                                                      ------------------------------------------------------------
Increase (decrease) in net assets from operations        (488,877)     (4,253,238)     (2,729,019)      (5,238,524)
                                                      ------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                          1,523,443       3,625,750       3,045,243        6,487,675
  Cost of units redeemed                               (3,897,945)     (6,796,280)    (13,391,366)     (36,493,323)
  Net transfers                                         3,966,862         862,362       1,327,167       (5,525,628)
                                                      ------------------------------------------------------------
Increase (decrease) in net assets
  from capital transactions                             1,592,360      (2,308,168)     (9,018,956)     (35,531,276)
                                                      ------------------------------------------------------------
Increase (decrease) in net assets                       1,103,483      (6,561,408)    (11,747,975)     (40,769,800)
Net assets at beginning of period                      17,256,100      38,466,985      71,753,946      177,670,437
                                                      ------------------------------------------------------------
Net assets at end of period                           $18,359,583     $31,905,579     $60,005,971     $136,900,637
                                                      ============================================================
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Units sold                                                 99,047         203,934         197,378          393,254
Units redeemed                                           (279,367)       (394,815)       (871,523)      (2,213,896)
Units transferred                                         257,906          48,504          86,021         (334,939)
                                                      ------------------------------------------------------------
Increase (decrease) in units outstanding                   77,586        (142,376)       (588,124)      (2,155,581)
Beginning units                                         1,142,232       2,056,884       4,546,059       10,510,022
                                                      ------------------------------------------------------------
Ending units                                            1,219,818       1,914,508       3,957,935        8,354,441
                                                      ============================================================

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT ONE
                                      OF
                    ANCHOR NATIONAL LIFE INSURANCE COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                              December 31, 1994
                                 (Continued)

                                                                                    Government and
                                           High Yield    Target '98   Fixed Income    Quality Bond    Money Market
                                            Portfolio     Portfolio      Portfolio       Portfolio       Portfolio            TOTAL
                                          -----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)             $5,137,206    $1,314,501     $1,986,176      $8,147,068      $2,998,616      $86,144,594
  Net realized gains from securities
    transactions                            1,191,256        40,197          1,641         668,153               0       16,163,678
  Change in net unrealized appreciation/
    depreciation of investments            (9,866,611)   (2,409,940)    (3,590,361)    (16,397,641)              0     (149,341,367)
                                          -----------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from operations                          (3,538,149)   (1,055,242)    (1,602,544)     (7,582,420)      2,998,616      (47,033,095)
                                          -----------------------------------------------------------------------------------------
From capital transactions:
    Net proceeds from units sold            4,155,839     2,672,363      1,693,759       5,276,331      16,005,766       72,489,993
    Cost of units redeemed                (10,009,288)   (2,669,905)    (7,204,053)    (37,630,399)    (40,725,919)    (228,208,814)
    Net transfers                         (22,178,404)     (582,489)    (4,904,467)     10,117,164      49,287,506       (3,139,659)
                                          -----------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from capital transactions               (28,031,853)     (580,031)   (10,414,761)    (22,236,904)     24,567,353     (158,858,480)
                                          -----------------------------------------------------------------------------------------

Increase (decrease) in net assets         (31,570,002)   (1,635,273)   (12,017,305)    (29,819,324)     27,565,969     (205,891,575)
Net assets at beginning of period          76,287,060    18,658,390     37,645,002     171,484,299      90,356,252    1,134,195,046
                                          -----------------------------------------------------------------------------------------
Net assets at end of period               $44,717,058   $17,023,117    $25,627,697    $141,664,975    $117,922,221     $928,303,471
                                          =========================================================================================
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Units sold                                    226,509       157,866         77,020         231,076       1,008,069
Units redeemed                               (545,543)     (160,754)      (328,916)     (1,660,371)     (2,564,984)
Units transferred                          (1,192,051)      (34,410)      (223,019)        443,079       3,134,216
                                          ------------------------------------------------------------------------
Increase (decrease) in units outstanding   (1,511,086)      (37,298)      (474,916)       (986,217)      1,577,301
Beginning units                             4,000,445     1,064,875      1,657,469       7,255,875       5,746,443
                                          ------------------------------------------------------------------------
Ending units                                2,489,359     1,027,577      1,182,553       6,269,658       7,323,744
                                          ========================================================================




                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                    ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               December 31, 1993


                                        Foreign        Capital                    Natural   Convertible     Strategic
                                     Securities   Appreciation       Growth     Resources    Securities   Multi-Asset    Multi-Asset
                                      Portfolio      Portfolio    Portfolio     Portfolio     Portfolio     Portfolio      Portfolio
                                     -----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)        ($136,995)    $4,454,035   $7,613,190       ($2,835)   $1,094,499      $480,845    $8,942,825
  Net realized gains (losses)
          from securities
          transactions                 (548,190)    10,200,137    8,509,762       888,946     1,645,784     2,252,420     5,526,218)
  Change in net unrealized
         appreciation/depreciation
         of investments              12,138,950      2,135,297     (791,841)    2,757,580     2,808,107     6,536,433    (4,010,905)
                                   -----------------------------------------------------------------------------------------------
Increase in net assets
     from operations                 11,453,765     16,789,469   15,331,111     3,643,691     5,548,390     9,269,698    10,460,138
                                    -----------------------------------------------------------------------------------------------

From capital transactions:
    Net proceeds from units sold      5,772,584     22,457,834   23,397,901     1,512,275     7,040,896     4,435,074    17,936,679
    Cost of units redeemed           (7,935,630)   (11,586,233) (40,704,218)   (2,818,511)   (3,755,075)  (12,236,438)  (33,696,666)
    Net transfers                    31,227,458     16,511,072   (2,464,507)    6,504,168     7,493,970    (5,327,415)   (4,215,652)
                                    -----------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     from capital transactions       29,064,412     27,382,673  (19,770,824)    5,197,932    10,779,791   (13,128,779)  (19,975,639)
                                    -----------------------------------------------------------------------------------------------

Increase (decrease) in net assets    40,518,177     44,172,142   (4,439,713)    8,841,623    16,328,181    (3,859,081)   (9,515,501)
Net assets at beginning of period    27,756,683     79,179,578  247,429,708     8,414,477    22,138,804    75,613,027   187,185,938
                                    -----------------------------------------------------------------------------------------------
Net assets at end of period         $68,274,860   $123,351,720 $242,989,995   $17,256,100   $38,466,985   $71,753,946  $177,670,437
                                    ===============================================================================================
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Units sold                              523,083      1,037,292      811,195       114,675       413,312       304,281     1,085,519
Units redeemed                         (719,088)      (535,150)  (1,411,198)     (213,726)     (220,429)     (839,516)   (2,039,305)
Units transferred                     2,829,680        762,620      (85,443)      493,206       439,908      (365,502)     (255,129)
                                    -----------------------------------------------------------------------------------------------

Increase (decrease) in units
     outstanding                      2,633,675      1,264,762     (685,446)      394,155       632,791      (900,737)   (1,208,915)
Beginning units                       2,878,255      4,147,833    9,030,055       748,077     1,424,093     5,446,796    11,718,937
                                    -----------------------------------------------------------------------------------------------
Ending units                          5,511,930      5,412,595    8,344,609     1,142,232     2,056,884     4,546,059    10,510,022
                                    ===============================================================================================


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                    ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               December 31, 1993
                                  (Continued)

                                                                              Government and
                                       High-Yield    Target '98  Fixed Income   Quality Bond   Money Market
                                        Portfolio     Portfolio     Portfolio      Portfolio      Portfolio            TOTAL
                                      --------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)      $ 3,268,783   $ 1,198,096   $ 1,860,054   $  7,781,352   $  1,360,887   $   37,914,736
    Net realized gains (losses)
          from securities
          transactions                  3,587,633       729,839     1,040,348      5,508,332              0       39,343,229
    Change in net unrealized
         appreciation/depreciation
         of investments                 3,726,557       (80,115)     (443,496)      (853,625)             0       23,922,942
                                      --------------------------------------------------------------------------------------
Increase in net assets from
     operations                        10,582,973     1,847,820     2,456,908     12,436,059      1,360,887      101,180,907
                                      --------------------------------------------------------------------------------------
From capital transactions:
    Net proceeds from units sold       10,607,872     4,357,180     4,953,627     19,069,617     26,620,266      148,161,605
    Cost of units redeemed            (11,782,535)   (2,485,416)   (7,832,261)   (30,630,435)   (37,419,141)    (202,862,559)
    Net transfers                      21,207,081    (3,148,061)      (16,220)   (20,268,514)   (21,686,331)      25,817,049
                                      --------------------------------------------------------------------------------------
Increase (decrease) in net assets
     from capital transactions         20,032,418    (1,276,297)   (2,894,854)   (31,829,332)   (32,485,206)     (28,903,705)
                                      --------------------------------------------------------------------------------------

Increase (decrease) in net assets      30,615,391       571,523      (437,948)   (19,393,273)   (31,124,319)      72,277,202
Net assets at beginning of period      45,671,669    18,086,867    38,082,950    190,877,572    121,480,571    1,061,917,844
                                      --------------------------------------------------------------------------------------
Net assets at end of period           $76,287,060   $18,658,390   $37,645,002   $171,484,299   $ 90,356,252   $1,134,195,046
                                      ======================================================================================
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Units sold                                628,983       230,794       217,932        620,792      1,702,356
Units redeemed                           (698,634)     (131,649)     (344,575)    (1,318,392)    (2,392,940)
Units transferred                       1,257,452      (166,749)         (714)      (872,395)    (1,386,832)
                                      ---------------------------------------------------------------------
Increase (decrease) in units
     outstanding                        1,187,801       (67,604)     (127,357)    (1,369,995)    (2,077,416)
Beginning units                         2,812,644     1,132,479     1,784,626      8,625,870      7,623,859
                                      ---------------------------------------------------------------------
Ending units                            4,000,445     1,064,875     1,657,469      7,255,875      5,746,443
                                      =====================================================================


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS



1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         Variable Annuity Account One (the "Separate Account") is a segregated investment account of Anchor National Life Insurance Company (the "Company"). The Company is an indirect wholly-owned subsidiary of SunAmerica Inc. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

         The Separate Account is a funding vehicle for both the ICAP Variable Annuity and the United Resources Plus Group Variable Annuity. The Separate Account is composed of twelve variable accounts (the "Variable Accounts"), each of which invests solely in the shares of one of the twelve portfolios of the Anchor Series Trust (the "Trust"). The Trust is a diversified, open-ended, affiliated investment company, which retains an investment advisor to assist in the investment activities of the Trust. The contractholder may elect to have payments allocated to a guaranteed-interest fund in the Company (the "General Account"), which is not a part of the Separate Account.
         These financial statements include balances allocated by the contractholder to the twelve Variable Accounts and do not include balances allocated to the General Account.

         The investment objectives and policies of the twelve portfolios of the Trust are summarized below:

         FOREIGN SECURITIES PORTFOLIO seeks long-term capital appreciation through investment primarily in a diversified group of equity securities issued by foreign companies and primarily denominated in foreign currencies.

         CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation. This portfolio invests in a widely diversified group of domestic and foreign growth equity securities, debt securities and preferred stocks that are convertible into, or carry warrants to purchase, common stocks or other equity interests. This portfolio may engage in transactions involving stock index futures and options thereon as a hedge against changes in market conditions.

         GROWTH PORTFOLIO seeks capital appreciation through investment in domestic and foreign growth equity securities. This portfolio may engage in transactions involving stock index futures and options thereon as a hedge against changes in market conditions.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS



1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         NATURAL RESOURCES PORTFOLIO seeks a total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index. This portfolio invests primarily in equity securities of U.S. or foreign companies which are expected to provide favorable returns in periods of rising inflation. This portfolio may also engage in transactions involving stock index futures contracts and options thereon, and transactions involving the future delivery of fixed income securities ("Financial Futures Contracts") and options thereon as a hedge against changes in market conditions.

         CONVERTIBLE SECURITIES PORTFOLIO seeks to provide high current income and long-term capital appreciation by investing primarily in a variety of securities convertible into common stock which are issued by publicly held corporations. This portfolio may also engage in transactions involving Financial Futures Contracts and options thereon as a hedge against changes in market conditions.

         STRATEGIC MULTI-ASSET PORTFOLIO seeks high long-term total investment return by investing in growth equity securities, aggressive growth equity securities, investment grade bonds, high-yield, high-risk bonds, international equity securities and money market instruments. This portfolio may also engage in transactions involving stock index futures contracts and options thereon, and Financial Futures Contracts and options thereon as a hedge against changes in market conditions.

         MULTI-ASSET PORTFOLIO seeks long-term total investment return consistent with moderate investment risk and invests in growth equity securities, convertible securities, investment grade fixed income securities and money market securities. This portfolio may also engage in transactions involving stock index futures contracts and options thereon, and Financial Futures Contracts and options thereon as a hedge against changes in market conditions.

         HIGH YIELD PORTFOLIO seeks high current income. A secondary investment objective is capital appreciation. This portfolio invests at least 65% of its assets in high-yielding, high-risk, income-producing corporate bonds, which generally carry ratings lower than those assigned to investment grade bonds by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"), or which are unrated. This portfolio may also engage in transactions involving Financial Futures Contracts and options thereon as a hedge against changes in market conditions.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS



1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         TARGET '98 PORTFOLIO seeks a predictable compounded investment return for the specified time period, consistent with preservation of capital, by investing primarily in zero coupon securities and current, interest-bearing, investment grade debt obligations which are issued by the U.S. Government, its agencies and instrumentalities, and both domestic and foreign corporations.

         FIXED INCOME PORTFOLIO seeks a high level of current income consistent with preservation of capital. This portfolio will invest primarily in investment grade, fixed income securities and may engage in Financial Futures Contracts and options thereon as a hedge against changes in market conditions.

         GOVERNMENT AND QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal. This portfolio invests in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in corporate debt securities rated Aa or better by Moody's or AA or better by S&P.

         MONEY MARKET PORTFOLIO seeks current income consistent with stability of principal through investment in a diversified portfolio of money market instruments maturing in 397 days or less. The portfolio will maintain a dollar-weighted average portfolio maturity of not more than 90 days.

         Investments in the variable portfolios of the Trust are valued at the net asset value of the fund shares. Securities transactions are valued on the date the securities are purchased or sold. Income and capital gains distributions are recorded when received. Realized gains and losses on the sale of investments in the Trust are recognized at the date of sale and are determined on an average cost basis. For purchase payments allocated to the General Account, interest is credited to the contractholder based on crediting provisions of the annuity contracts.

         Accumulation unit values reflect the net asset value of the Variable Accounts and are computed daily.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS



2.       CHARGES AND DEDUCTIONS

         Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

         WITHDRAWAL CHARGE: The contract value may be withdrawn at any time during the accumulation period. There is a free withdrawal amount for the first withdrawal during a contract year after the first contract year. The free withdrawal amount is equal to 10% of aggregate purchase payments that have not previously been withdrawn. Should a withdrawal exceed the free withdrawal amount, a withdrawal charge, in certain circumstances, is imposed and paid to the Company.

         Withdrawal charges vary in amount depending upon the contract year in which the purchase payment being withdrawn was made. The withdrawal charge is deducted from the remaining contract value so that the actual reduction in contract value as a result of the withdrawal will be greater than the withdrawal amount requested and paid. Free withdrawals and other withdrawals are allocated to purchase payments on a first-in, first-out basis so that all withdrawals are allocated to purchase payments to which the lowest (if any) withdrawal charge applies.

         Any amount withdrawn which exceeds a free withdrawal may be subject to a withdrawal charge in accordance with the withdrawal charge table shown below:


                                     Contribution                       Applicable Withdrawal
                                        Year                              Charge Percentage
                                   --------------                      -----------------------
                                   First                                       5%
                                   Second                                      4%
                                   Third                                       3%
                                   Fourth                                      2%
                                   Fifth                                       1%
                                   Sixth and later                             0%

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS



2.       CHARGES AND DEDUCTIONS (Continued)

         ANNUITY CHARGE: Contractholders may elect a lump sum payment or one of three annuity options. Option 1 provides a life income with installments guaranteed; Option 2 provides a joint and survivor annuity, and Option 3 provides income for a specified period. No annuity charge is assessed if Option 1 or Option 2 is elected. If a contractholder elects Option 3, an annuity charge equal to the withdrawal charge if the contract were surrendered may be applied. No annuity charge will be assessed if Option 3 is elected by a beneficiary under the death benefit.

         RECORDS MAINTENANCE CHARGE: An annual records maintenance charge of $30 is charged against each contract, which reimburses the Company for expenses incurred in establishing and maintaining records relating to a contract.

         For contracts issued prior to September 1, 1987, the records maintenance charge will be assessed on December 31 of each calendar year. The charge will be waived for such contracts during the year in which contract value is totally surrendered.

         For contracts issued on or after September 1, 1987, the records maintenance charge will be assessed each contract year on the anniversary of the issue date of the contract. In the event that a total surrender of contract value is made, the charge will be assessed as of the date of surrender without proration.

         TRANSFER FEE: A transfer fee of $25 ($10 in Texas and Pennsylvania) per transaction is assessed on each transfer of funds in excess of fifteen transactions within a contract year or if a transfer is made within 30 days of the issue date of the contract.

         PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin. The Company currently intends to deduct premium taxes at the time of surrender, upon death of the contractholder or upon annuitization. However, it reserves the right to deduct premium taxes when incurred. Premium taxes generally range from 0% to 3.0%.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS



2.       CHARGES AND DEDUCTIONS (Continued)

         MORTALITY RISK CHARGE: The Company deducts a mortality risk charge as compensation for the mortality risk assumed by virtue of its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant, to waive the withdrawal charge in the event of the death of the annuitant and to provide a death benefit prior to annuitization. As compensation for this, the Company deducts an amount, computed on a daily basis, which is equal to an annual rate of 0.90% of the contract value of the Separate Account.

         EXPENSE RISK CHARGE: The Company guarantees that the records maintenance and administrative expense charges will not increase, regardless of actual expenses. As compensation for this guarantee, the Company deducts an amount, computed on a daily basis, which is equal to an annual rate of 0.35% of the contract value of the Separate Account.

         ADMINISTRATIVE EXPENSE CHARGE: The Company deducts an administrative expense charge which is designed to cover the risk that the administrative expenses will exceed the revenues from the records maintenance charge. As compensation for assuming this risk, the Company deducts an amount, computed on a daily basis, which is equal to 0.15% of the contract value of the Separate Account.

         SEPARATE ACCOUNT INCOME TAXES: While the Company is not currently maintaining a provision for taxes, the Company has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS



3.       INVESTMENT IN THE TRUST

         The aggregate cost of the Trust's shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 1994 consist of the following:

                                                             Cost of Shares              Proceeds from
         Variable Account                                       Acquired                  Shares Sold
         ----------------                                   ---------------             ---------------
         Foreign Securities Portfolio                        $ 49,763,203                $ 51,835,164
         Capital Appreciation Portfolio                        93,739,127                  89,259,182
         Growth Portfolio                                      52,402,034                  98,874,952
         Natural Resources Portfolio                           17,346,847                  15,738,208
         Convertible Securities Portfolio                      11,452,283                   9,661,244
         Strategic Multi-Asset Portfolio                       13,758,819                  12,282,002
         Multi-Asset Portfolio                                 23,006,467                  39,419,283
         High Yield Portfolio                                  58,963,005                  81,857,653
         Target '98 Portfolio                                   5,334,844                   4,600,374
         Fixed Income Portfolio                                 6,081,437                  14,510,022
         Government and Quality Bond
            Portfolio                                          66,696,166                  80,786,003
         Money Market Portfolio                               207,674,916                 180,108,947
                                                             ============                ============


4.       FEDERAL INCOME TAXES

         The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code ("the Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. The Separate Account is not treated as a regulated investment company under the Code.

                           PART C - OTHER INFORMATION


Item 24. Financial Statements and Exhibits

(a)      Financial Statements

         The following financial statements are included in Part A of the Registration Statement:

                 None

         The following financial statements are included in Part B of the Registration Statement:


                 Consolidated Financial Statements of Anchor National Life Insurance Company for the fiscal year ended
                 September 30, 1995


                 Financial Statements of Variable Annuity Account One for the fiscal year ended December 31, 1994.

(b)      Exhibits

(1)      Resolutions Establishing Separate Account......    Previously Filed
(2)      Custody Agreements.............................    Not Applicable
(3)      (a)  Distribution Contract.....................    Previously Filed
         (b)  Form of Selling Agreement.................    Previously Filed
(4)      Variable Annuity Contract......................    Previously Filed
(5)      Application for Contract.......................    Previously Filed
(6)      Depositor - Corporate Documents
         (a)  Certificate of Incorporation..............    Previously Filed
         (b)  By-Laws...................................    Previously Filed
(7)      Reinsurance Contract...........................    Not Applicable
(8)      Form of Fund Participation Agreement...........    Previously Filed
(9)      Opinion of Counsel.............................    Previously Filed
         Consent of Counsel.............................    Previously Filed
(10)     Consent of Independent Accountants.............    Filed Herewith
(11)     Financial Statements Omitted from Item 23......    None
(12)     Initial Capitalization Agreement...............    Not Applicable
(13)     Performance Computations.......................    Not Applicable
(14)     Diagram and Listing of All Persons Directly
         or Indirectly Controlled By or Under Common
         Control with Anchor National Life Insurance
         Company, the Depositor of Registrant...........    Filed Herewith
(15)     Powers of Attorney.............................    Previously Filed

(27)     Financial Data Schedules.......................    Filed Herewith



Item 25.  Directors and Officers of the Depositor

         The officers and directors of Anchor National Life Insurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


Name                                       Position
----                                       --------
Eli Broad                         Chairman, President and
                                    Chief Executive Officer
Jay S. Wintrob                    Director and Executive
                                    Vice President
Peter McMillan                    Director
Jana W. Greer                     Director and Senior Vice President
James R. Belardi                  Director, Senior Vice President and
                                    Treasurer
Lorin M. Fife                     Director, Senior Vice President,
                                    General Counsel and Assistant
                                    Secretary

Susan L. Harris                   Director, Senior Vice President
                                    and Secretary
Gary W. Krat                      Director and Senior Vice President
Scott L. Robinson                 Director and Senior Vice President
N. Scott Gillis                   Senior Vice President and
                                    Controller
Edwin R. Reoliquio                Senior Vice President and Chief
                                    Actuary
Scott H. Richland                 Vice President and Assistant
                                    Treasurer
Victor E. Akin                    Vice President
Michael L. Fowler                 Vice President
J. Franklin Grey                  Vice President
Keith B. Jones                    Vice President
Michael Lindquist                 Vice President
Edward P. Nolan*                  Vice President
Greg Outcalt                      Vice President
James W. Rowan                    Vice President

------------------
* 88 Bradley Road, P.O. Box 4005, Woodbridge, Connecticut 06525


Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant

         The Registrant is a separate account of Anchor National Life Insurance Company (Depositor). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14 which is incorporated herein by reference.


Item 27. Number of Contract Owners

         As of December 31, 1994, the number of Contracts funded by Variable Annuity Account One was 53,744 of which 33,668 were Qualified Contracts and 20,076 were Non-Qualified Contracts.


Item 28. Indemnification

         None.


Item 29. Principal Underwriter

         SunAmerica Capital Services, Inc. serves as distributor to the Registrant.

         Its principal business address is 733 Third Avenue, 4th Floor, New York, New York 10017. The following are the directors and officers of SunAmerica Capital Services, Inc.

         Name                              Position with Distributor
         ----                              -------------------------
         Peter Harbeck                     Director and President
         Robert M. Zakem                   Director, Executive Vice
                                             President and Assistant
                                             Secretary
         Gary W. Krat                      Director
         Enrique Lopez-Balboa              Vice President
         Steven Rothstein                  Treasurer
         Susan L. Harris                   Secretary
         Lorin M. Fife                     Assistant Secretary
         Barbara McInerney                 Assistant Secretary

                 Net
                 Distribution     Compensation
Name of          Discounts and    on Redemption    Brokerage
Distributor      Commissions      Annuitization    Commission   Commissions*
------------     --------------   -------------    -----------  ------------
SunAmerica       None             None             None          None
 Capital
 Services, Inc.

------------------
* Distribution fee is paid by Anchor National Life Insurance Company.


Item 30. Location of Accounts and Records

         Anchor National Life Insurance Company, the Depositor for the Registrant, is located at 1 SunAmerica Center, Los Angeles, California 90067-6022. SunAmerica Capital Services, Inc., the distributor of the Contracts, is located at 733 Third Avenue, 4th Floor, New York, New York 10017. Each maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02100, maintains certain accounts and records pursuant to the instructions of the Registrant.


Item 31. Management Services

         Not Applicable.


Item 32. Undertakings

         Registrant undertakes to (1) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (2) include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (3) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


Item 33. Representation

         The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 30th day of January, 1996.

                          VARIABLE ANNUITY ACCOUNT ONE
                                  (Registrant)

                          By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                                  (Depositor)

                          By: /s/ JAY S. WINTROB
                             ----------------------------------------
                                  Jay S. Wintrob
                                  Executive Vice President


                          By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                        (Depositor, on behalf of itself and Registrant)

                          By: /s/ JAY S. WINTROB
                             ----------------------------------------
                                  Jay S. Wintrob
                                  Executive Vice President


         As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacity and on the dates indicated.


SIGNATURE                 TITLE                             DATE
ELI BROAD*                President, Chief
--------------------      Executive Officer and
Eli Broad                 Chairman of the Board
                          (Principal Executive
                              Officer)


SCOTT L. ROBINSON*        Senior Vice President
--------------------          and Director
Scott L. Robinson         (Principal Financial
                              Officer)


SCOTT GILLIS*             Senior Vice President
--------------------          and Controller
N. Scott Gillis           (Principal Accounting
                              Officer)


JAMES R. BELARDI*             Director
--------------------
James R. Belardi


/s/ LORIN M. FIFE             Director             January 30, 1996
--------------------
Lorin M. Fife


JANA W. GREER*                Director
--------------------
Jana W. Greer

SUSAN L. HARRIS*              Director
--------------------
Susan L. Harris


GARY W. KRAT*                 Director
--------------------
Gary W. Krat


PETER MCMILLAN*               Director
--------------------
Peter McMillan


JAY S. WINTROB*               Director
--------------------
Jay S. Wintrob



* By: /s/ LORIN M. FIFE       Attorney-in-Fact
     -------------------
         Lorin M. Fife

Date:  January 30, 1996

                          EXHIBIT INDEX



Sequentially
Exhibit          Description                                Numbered Pages
-------          -----------                                --------------
(10)             Consent of Independent Accountants

(14)             Diagram and Listing of All Persons
                 Directly or Indirectly Controlled
                 By or Under Common Control with
                 Anchor National Life Insurance
                 Company, the Depositor of Registrant

(27)             Financial Data Schedules